UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00945
Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus KAR Capital Growth Fund
Class A / PSTAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$127	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 11.28%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 25.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV(1)	11.28%	8.02%	13.91%
Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP(2),(3)	5.16%	6.81%	13.26%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8174
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class C / SSTFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$211	2.01%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 10.44%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 25.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAV(1) and with CDSC(2)	10.44%	7.15%	13.00%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8175
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class I / PLXGX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$104	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 11.58%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 25.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV(1)	11.58%	8.25%	14.10%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8176
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class R6 / VCGRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$77	0.73%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 11.85%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 25.53%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV(1)	11.85%	8.53%	11.84%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 1000® Growth Index	25.53%	17.58%	17.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8177
Virtus KAR Capital Growth Fund

Virtus KAR Equity Income Fund
Class A / PDIAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$132	1.26%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 9.43%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46%. The Russell 1000® Value Index and the MSCI USA High Dividend Yield Index (net), which serve as the style specific indexes, returned 9.44% and 4.98%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV(1)	9.43%	9.59%	10.35%
Virtus KAR Equity Income Fund (Class A/PDIAX) at POP(2),(3)	3.42%	8.35%	9.73%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8187
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class C / PGICX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$209	2.00%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 8.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46%. The Russell 1000® Value Index and the MSCI USA High Dividend Yield Index (net), which serve as the style specific indexes, returned 9.44% and 4.98%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class C/PGICX) at NAV(1) and with CDSC(2)	8.66%	8.77%	9.53%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8188
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class I / PXIIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$106	1.01%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 9.78%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46%. The Russell 1000® Value Index and the MSCI USA High Dividend Yield Index (net), which serve as the style specific indexes, returned 9.44% and 4.98%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV(1)	9.78%	9.87%	10.63%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8189
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class R6 / VECRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$104	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 9.83%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46%. The Russell 1000® Value Index and the MSCI USA High Dividend Yield Index (net), which serve as the style specific indexes, returned 9.44% and 4.98%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV(1)	9.83%	9.91%	8.22%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 1000® Value Index	9.44%	13.88%	9.88%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective July 28, 2025, a new expense limitation of 0.78% went into effect for Class R6 shares.
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8190
Virtus KAR Equity Income Fund

Virtus KAR Mid-Cap Core Fund
Class A / VMACX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$119	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (1.08)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Index, which serves as the style-specific index, returned 11.11%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV(1)	(1.08)%	9.34%	11.87%
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP(2),(3)	(6.52)%	8.11%	11.24%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8219
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class C / VMCCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$193	1.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (1.82)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Index, which serves as the style-specific index, returned 11.11%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAV(1) and with CDSC(2)	(1.82)%	8.52%	11.04%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8220
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class I / VIMCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$95	0.95%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (0.84)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Index, which serves as the style-specific index, returned 11.11%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV(1)	(0.84)%	9.61%	12.15%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8221
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class R6 / VRMCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$87	0.87%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (0.75)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Index, which serves as the style-specific index, returned 11.11%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV(1)	(0.75)%	9.70%	9.49%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell Midcap® Index	11.11%	12.66%	9.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8222
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund
Class A / PHSKX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$126	1.26%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 0.23%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 22.02%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV(1)	0.23%	0.98%	12.87%
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP(2),(3)	(5.28)%	(0.16)%	12.23%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8223
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class C / PSKCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$203	2.04%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (0.53)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 22.02%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV(1) and with CDSC(2)	(0.53)%	0.19%	12.00%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8224
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class I / PICMX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$103	1.03%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 0.48%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 22.02%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV(1)	0.48%	1.21%	13.12%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8225
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class R6 / VRMGX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$83	0.83%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 0.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 22.02%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV(1)	0.68%	1.41%	10.15%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell Midcap® Growth Index	22.02%	11.26%	11.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8226
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Small-Cap Core Fund
Class A / PKSAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$127	1.29%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (2.76)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Index, which serves as the style-specific index, returned 10.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV(1)	(2.76)%	12.53%	15.82%
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP(2),(3)	(8.11)%	11.26%	15.17%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8227
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class C / PKSCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$196	1.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (3.44)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Index, which serves as the style-specific index, returned 10.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV(1) and with CDSC(2)	(3.44)%	11.72%	14.98%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8228
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class I / PKSFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$99	1.00%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (2.48)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Index, which serves as the style-specific index, returned 10.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV(1)	(2.48)%	12.84%	16.13%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8229
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class R6 / VSCRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$91	0.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (2.41)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Index, which serves as the style-specific index, returned 10.76%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a free float-adjusted market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV(1)	(2.41)%	12.93%	16.23%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8230
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund
Class A / PSGAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$128	1.39%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (16.21)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV(1)	(16.21)%	(1.50)%	12.48%
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP(2),(3)	(20.82)%	(2.61)%	11.84%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8231
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class C / PSGCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$193	2.11%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (16.81)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAV(1) and with CDSC(2)	(16.81)%	(2.21)%	11.66%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8232
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class I / PXSGX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$103	1.12%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (15.98)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV(1)	(15.98)%	(1.24)%	12.77%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8233
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class R6 / VRSGX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$93	1.01%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (15.91)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Growth Index, which serves as the style-specific index, returned 13.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV(1)	(15.91)%	(1.15)%	6.80%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 2000® Growth Index	13.56%	8.41%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8234
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund
Class A / PQSAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$121	1.22%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (0.88)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Value Index, which serves as the style-specific index, returned 7.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV(1)	(0.88)%	7.24%	9.09%
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP(2),(3)	(6.33)%	6.04%	8.47%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8237
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class C / PQSCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$197	1.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (1.66)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Value Index, which serves as the style-specific index, returned 7.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAV(1) and with CDSC(2)	(1.66)%	6.43%	8.27%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8238
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class I / PXQSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$99	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (0.67)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Value Index, which serves as the style-specific index, returned 7.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV(1)	(0.67)%	7.51%	9.36%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8239
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class R6 / VQSRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$89	0.89%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (0.58)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2000® Value Index, which serves as the style-specific index, returned 7.88%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV(1)	(0.58)%	7.58%	9.12%
FT Wilshire 5000 Index	17.46%	15.96%	15.51%
Russell 2000® Value Index	7.88%	14.59%	9.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8240
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund
Class A / VKSAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$122	1.24%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (3.05)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Index, which serves as the style-specific index, returned 10.16%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a free float-adjusted market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 7, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV(1)	(3.05)%	7.11%	10.03%
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP(2),(3)	(8.38)%	5.90%	9.21%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8242
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class C / VKSCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$196	2.00%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (3.81)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Index, which serves as the style-specific index, returned 10.16%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a free float-adjusted market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 7, 2018). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAV(1) and with CDSC(2)	(3.81)%	6.30%	9.20%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8243
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class I / VKSIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$97	0.98%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (2.81)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Index, which serves as the style-specific index, returned 10.16%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a free float-adjusted market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (March 7, 2018). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV(1)	(2.81)%	7.39%	10.32%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8244
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class R6 / VKSRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$88	0.89%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (2.70)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Index, which serves as the style-specific index, returned 10.16%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Index is a free float-adjusted market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (March 7, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV(1)	(2.70)%	7.47%	10.40%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8245
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Growth Fund
Class A / VAKSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$129	1.30%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (1.09)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 12.62%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 8, 2020) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV(1)	(1.09)%	1.88%
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP(2),(3)	(6.53)%	0.69%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8246
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Growth Fund
Class C / VCKSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$203	2.05%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (1.77)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 12.62%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 8, 2020). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAV(1) and with CDSC(2)	(1.77)%	1.14%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8247
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Growth Fund
Class I / VIKSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$105	1.05%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (0.81)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 12.62%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 8, 2020). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV(1)	(0.81)%	2.15%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8248
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Growth Fund
Class R6 / VRKSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$99	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (0.71)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 12.62%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 8, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV(1)	(0.71)%	2.21%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8249
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Value Fund
Class A / VKSDX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$115	1.17%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (2.59)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 9.00%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (August 3, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV(1)	(2.59)%	0.92%
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP(2),(3)	(7.95)%	(0.44)%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8250
Virtus KAR Small-Mid Cap Value Fund

Virtus KAR Small-Mid Cap Value Fund
Class C / VKSEX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$189	1.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (3.45)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 9.00%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (August 3, 2021). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAV(1) and with CDSC(2)	(3.45)%	0.14%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8251
Virtus KAR Small-Mid Cap Value Fund

Virtus KAR Small-Mid Cap Value Fund
Class I / VKSFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$91	0.92%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (2.51)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 9.00%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (August 3, 2021). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV(1)	(2.51)%	1.15%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8252
Virtus KAR Small-Mid Cap Value Fund

Virtus KAR Small-Mid Cap Value Fund
Class R6 / VKSGX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$81	0.82%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (2.37)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the Russell 2500™ Value Index, which serves as the style-specific index, returned 9.00%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2500™ Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV(1)	(2.37)%	1.25%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8253
Virtus KAR Small-Mid Cap Value Fund

Virtus SGA Global Growth Fund
Class A / SGAAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$127	1.26%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 2.36%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 22.21%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV(1)	2.36%	5.04%	11.22%
Virtus SGA Global Growth Fund (Class A/SGAAX) at POP(2),(3)	(3.27)%	3.86%	10.59%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8353
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class C / SGACX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$203	2.01%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 1.60%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 22.21%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class C/SGACX) at NAV(1) and with CDSC(2)	1.60%	4.26%	10.38%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8354
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class I / SGAPX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$102	1.01%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 2.60%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 22.21%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV(1)	2.60%	5.30%	11.39%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8355
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class R6 / SGARX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$92	0.91%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 2.68%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the MSCI All Country World Growth Index (net), which serves as the style-specific index, returned 22.21%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Growth Index (net) measures the market performance of companies with higher growth values in developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV(1)	2.68%	5.48%	11.68%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8356
Virtus SGA Global Growth Fund

Virtus Tactical Allocation Fund
Class A / NAINX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$102	0.99%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2025, the Fund's Class A shares at NAV returned 7.04%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), which serve as the broad-based securities market indexes, returned 2.88% and 17.27%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 17.23% and 25.53%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class A/NAINX) at NAV(1)	7.04%	5.01%	8.42%
Virtus Tactical Allocation Fund (Class A/NAINX) at POP(2),(3)	1.15%	3.83%	7.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	10.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8384
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class C / POICX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$180	1.75%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2025, the Fund's Class C shares at NAV returned 6.23%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), which serve as the broad-based securities market indexes, returned 2.88% and 17.27%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 17.23% and 25.53%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class C/POICX) at NAV(1) and with CDSC(2)	6.23%	4.22%	7.59%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	10.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8385
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class I / VTAIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$79	0.76%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2025, the Fund's Class I shares at NAV returned 7.22%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), which serve as the broad-based securities market indexes, returned 2.88% and 17.27%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 17.23% and 25.53%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (January 29, 2019). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV(1)	7.22%	5.24%	9.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	13.21%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.55%
Russell 1000® Growth Index	25.53%	17.58%	21.23%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	11.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8386
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class R6 / VTARX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$62	0.60%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC (Domestic and International Equity Portfolio) and Newfleet Asset Management (Fixed Income Portfolio)
  For the fiscal year ended September 30, 2025, the Fund's Class R6 shares at NAV returned 7.41%. For the same period, the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index (net), which serve as the broad-based securities market indexes, returned 2.88% and 17.27%, respectively. The MSCI All Country World ex USA Small Mid Cap Index (net) and the Russell 1000® Growth Index, which serve as the style specific indexes, returned 17.23% and 25.53%, respectively. Virtus Tactical Allocation Series Linked Benchmark, a hypothetical composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series, returned 15.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (ACWI) (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the index and no individual company has a weight greater than 22.5% of the index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). Performance of the Virtus Tactical Allocation Fund Linked Benchmark between September 7, 2016 and June 3, 2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg U.S. Aggregate Bond Index. Prior to September 7, 2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg U.S. Aggregate Bond Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV(1)	7.41%	4.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.40)%
MSCI All Country World Index (net)	17.27%	13.09%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.18%
Russell 1000® Growth Index	25.53%	17.20%
Tactical Allocation Fund Linked Benchmark	15.17%	9.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8387
Virtus Tactical Allocation Fund

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2025 and September 30, 2024 are $253,797 and $249,624, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2025 and September 30, 2024 are $0 and $40,332, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2025 and September 30, 2024 are $48,123 and $96,446, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2025 and September 30, 2024 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2025 and September 30, 2024 are $48,123 and $136,778, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a) Please refer to Item 7(a).

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS EQUITY TRUST
September 30, 2025

Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.4%
Communication Services—16.1%
Alphabet, Inc. Class A	115,477	$28,073
Meta Platforms, Inc. Class A	61,369	45,068
Netflix, Inc.(1)	21,697	26,013
Trade Desk, Inc. (The) Class A(1)	242,225	11,871
		111,025

Consumer Discretionary—18.9%
Amazon.com, Inc.(1)	189,404	41,587
Hermes International SCA Unsponsored ADR	51,134	12,534
Home Depot, Inc. (The)	26,944	10,917
Marriott International, Inc. Class A	68,134	17,745
MercadoLibre, Inc.(1)	6,371	14,889
NIKE, Inc. Class B	116,289	8,109
O’Reilly Automotive, Inc.(1)	224,715	24,227
		130,008

Financials—12.1%
Block, Inc. Class A(1)	102,656	7,419
Progressive Corp. (The)	77,184	19,061
S&P Global, Inc.	30,738	14,960
Visa, Inc. Class A	122,262	41,738
		83,178

	Shares	Value

Health Care—9.5%
Danaher Corp.	59,776	$11,851
Eli Lilly & Co.	21,195	16,172
IDEXX Laboratories, Inc.(1)	20,895	13,350
Intuitive Surgical, Inc.(1)	24,557	10,983
Zoetis, Inc. Class A	91,398	13,373
		65,729

Industrials—9.1%
Equifax, Inc.	37,251	9,556
Fair Isaac Corp.(1)	15,190	22,732
Paycom Software, Inc.	29,403	6,120
Uber Technologies, Inc.(1)	246,410	24,141
		62,549

Information Technology—29.0%
Amphenol Corp. Class A	389,970	48,259
Cadence Design Systems, Inc.(1)	50,555	17,758
NVIDIA Corp.	300,058	55,985
ServiceNow, Inc.(1)	19,978	18,385
Shopify, Inc. Class A(1)	157,683	23,433
Snowflake, Inc. Class A(1)	95,323	21,500
Workday, Inc. Class A(1)	60,550	14,576
		199,896

Materials—1.9%
Ecolab, Inc.	47,781	13,085
	Shares	Value

	Real Estate—1.8%
CoStar Group, Inc.(1)	144,464	$12,188
	Total Common Stocks (Identified Cost $267,552)	677,658

	Total Long-Term Investments—98.4% (Identified Cost $267,552)	677,658

	TOTAL INVESTMENTS—98.4% (Identified Cost $267,552)	$677,658
	Other assets and liabilities, net—1.6%	11,050
	NET ASSETS—100.0%	$688,708

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$677,658	$677,658
Total Investments	$677,658	$677,658
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Communication Services—1.9%
Verizon Communications, Inc.	74,441	$3,272
Consumer Discretionary—4.8%
Compass Group plc Sponsored ADR	126,902	4,360
TJX Cos., Inc. (The)	26,904	3,889
		8,249

Consumer Staples—10.3%
Coca-Cola Co. (The)	76,033	5,043
Kimberly-Clark Corp.	33,978	4,225
Procter & Gamble Co. (The)	17,725	2,723
Walmart, Inc.	53,602	5,524
		17,515

Energy—1.9%
TotalEnergies SE	10,300	626
TotalEnergies SE Sponsored ADR(1)	43,985	2,625
		3,251

Financials—20.0%
Bank of New York Mellon Corp. (The)	54,561	5,945
Broadridge Financial Solutions, Inc.	13,431	3,199
Marsh & McLennan Cos., Inc.	14,051	2,832
PNC Financial Services Group, Inc. (The)	36,674	7,369
Prudential Financial, Inc.	18,537	1,923
T. Rowe Price Group, Inc.	47,655	4,891
Zurich Insurance Group AG	2,213	1,575
Zurich Insurance Group AG ADR(1)	181,234	6,483
		34,217

Health Care—10.9%
AbbVie, Inc.	34,405	7,966
Gilead Sciences, Inc.	28,183	3,128
Johnson & Johnson	15,724	2,916
Medtronic plc	47,495	4,523
		18,533

	Shares	Value

Industrials—16.1%
BAE Systems plc	43,400	$1,202
BAE Systems plc Sponsored ADR	45,005	5,028
Eaton Corp. plc	6,373	2,385
Fastenal Co.	80,045	3,925
Paychex, Inc.	27,582	3,496
Snap-on, Inc.	11,045	3,828
Trane Technologies plc	5,628	2,375
Watsco, Inc.	12,810	5,179
		27,418

Information Technology—17.4%
Amphenol Corp. Class A	27,401	3,391
Applied Materials, Inc.	12,575	2,575
Broadcom, Inc.	19,940	6,578
Cisco Systems, Inc.	61,746	4,225
International Business Machines Corp.	20,113	5,675
Microsoft Corp.	9,311	4,823
Texas Instruments, Inc.	13,773	2,530
		29,797

Materials—2.8%
Linde plc	10,115	4,804
Real Estate—4.4%
Getty Realty Corp.	105,906	2,842
Lamar Advertising Co. Class A	38,616	4,727
		7,569

Utilities—8.6%
Fortis, Inc.	169,244	8,587
Southern Co. (The)	63,775	6,044
		14,631

Total Common Stocks (Identified Cost $132,146)		169,256

Total Long-Term Investments—99.1% (Identified Cost $132,146)		169,256

	Shares	Value

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)(3)	2,180,693	$2,181
Total Securities Lending Collateral (Identified Cost $2,181)		2,181

TOTAL INVESTMENTS—100.4% (Identified Cost $134,327)		$171,437
Other assets and liabilities, net—(0.4)%		(662)
NET ASSETS—100.0%		$170,775

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	82%
United Kingdom	6
Canada	5
Switzerland	5
France	2
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$169,256	$169,256
Securities Lending Collateral	2,181	2,181
Total Investments	$171,437	$171,437
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.4%
Consumer Discretionary—9.2%
Domino’s Pizza, Inc.	201,218	$86,868
Pool Corp.	261,680	81,139
Ross Stores, Inc.	520,641	79,340
		247,347

Financials—21.3%
Broadridge Financial Solutions, Inc.	316,018	75,266
Brown & Brown, Inc.	620,070	58,156
FactSet Research Systems, Inc.	156,517	44,841
Hamilton Lane, Inc. Class A	543,864	73,307
Houlihan Lokey, Inc. Class A	778,589	159,860
LPL Financial Holdings, Inc.	238,023	79,188
MSCI, Inc. Class A	142,613	80,920
		571,538

Health Care—8.6%
Align Technology, Inc.(1)	411,178	51,488
Cooper Cos., Inc. (The)(1)	1,131,639	77,585
West Pharmaceutical Services, Inc.	389,001	102,046
		231,119

Industrials—43.1%
Advanced Drainage Systems, Inc.	598,963	83,076
Allegion plc	371,313	65,852
AMETEK, Inc.	738,581	138,853
	Shares	Value

Industrials—continued
EMCOR Group, Inc.	128,033	$83,163
Equifax, Inc.	411,033	105,442
Exponent, Inc.	787,307	54,702
HEICO Corp. Class A	591,154	150,206
Lennox International, Inc.	125,018	66,180
Nordson Corp.	247,128	56,086
Old Dominion Freight Line, Inc.	489,265	68,879
Pentair plc	923,822	102,323
Verisk Analytics, Inc. Class A	273,978	68,908
Westinghouse Air Brake Technologies Corp.	570,290	114,326
		1,157,996

Information Technology—15.2%
Bentley Systems, Inc. Class B	1,098,161	56,533
Monolithic Power Systems, Inc.	160,738	147,982
Teledyne Technologies, Inc.(1)	238,795	139,944
Universal Display Corp.	437,423	62,827
		407,286

Total Common Stocks (Identified Cost $1,916,783)		2,615,286

Total Long-Term Investments—97.4% (Identified Cost $1,916,783)		2,615,286

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	16,712,981	$16,713
Total Short-Term Investment (Identified Cost $16,713)		16,713

TOTAL INVESTMENTS—98.0% (Identified Cost $1,933,496)		$2,631,999
Other assets and liabilities, net—2.0%		53,251
NET ASSETS—100.0%		$2,685,250

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,615,286	$2,615,286
Money Market Mutual Fund	16,713	16,713
Total Investments	$2,631,999	$2,631,999
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.8%
Communication Services—4.2%
Reddit, Inc. Class A(1)	76,414	$17,575
Trade Desk, Inc. (The) Class A(1)	447,422	21,928
		39,503

Consumer Discretionary—19.6%
Domino’s Pizza, Inc.	45,746	19,749
Global-e Online Ltd.(1)	694,575	24,838
MercadoLibre, Inc.(1)	19,159	44,773
On Holding AG Class A(1)	611,567	25,900
Pool Corp.	67,154	20,823
Rollins, Inc.	366,774	21,544
TopBuild Corp.(1)	61,684	24,110
		181,737

Consumer Staples—4.9%
Celsius Holdings, Inc.(1)	614,270	35,314
Freshpet, Inc.(1)	186,362	10,271
		45,585

Financials—8.6%
Goosehead Insurance, Inc. Class A	346,239	25,767
Houlihan Lokey, Inc. Class A	158,813	32,608
Toast, Inc. Class A(1)	585,980	21,394
		79,769

	Shares	Value

Health Care—14.9%
HealthEquity, Inc.(1)	246,392	$23,351
IDEXX Laboratories, Inc.(1)	46,918	29,975
Insulet Corp.(1)	104,184	32,165
Mettler-Toledo International, Inc.(1)	19,477	23,910
West Pharmaceutical Services, Inc.	111,085	29,141
		138,542

Industrials—13.9%
Comfort Systems USA, Inc.	34,069	28,113
Copart, Inc.(1)	499,116	22,445
Equifax, Inc.	118,107	30,298
Fair Isaac Corp.(1)	20,169	30,183
Paycom Software, Inc.	85,349	17,765
		128,804

Information Technology—31.3%
Amphenol Corp. Class A	590,456	73,069
Cloudflare, Inc. Class A(1)	316,504	67,919
Datadog, Inc. Class A(1)	162,902	23,197
Gartner, Inc.(1)	101,771	26,752
Monolithic Power Systems, Inc.	30,215	27,817
PTC, Inc.(1)	120,869	24,539
Trimble, Inc.(1)	313,333	25,584
Vertex, Inc. Class A(1)	881,925	21,863
		290,740

	Shares	Value

	Real Estate—2.4%
CoStar Group, Inc.(1)	260,633	$21,989
	Total Common Stocks (Identified Cost $530,266)	926,669

	Total Long-Term Investments—99.8% (Identified Cost $530,266)	926,669

	TOTAL INVESTMENTS—99.8% (Identified Cost $530,266)	$926,669
	Other assets and liabilities, net—0.2%	1,784
	NET ASSETS—100.0%	$928,453

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	90%
Brazil	5
Switzerland	3
Israel	2
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$926,669	$926,669
Total Investments	$926,669	$926,669
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—93.5%
Communication Services—4.0%
Rightmove plc	8,925,590	$85,061
Consumer Discretionary—10.3%
Acushnet Holdings Corp.	1,294,401	101,598
Installed Building Products, Inc.	325,010	80,167
LCI Industries	364,020	33,908
		215,673

Financials—26.3%
Artisan Partners Asset Management, Inc. Class A	1,220,387	52,965
BancFirst Corp.	560,809	70,914
FactSet Research Systems, Inc.	125,640	35,995
First Hawaiian, Inc.	2,703,728	67,133
Jack Henry & Associates, Inc.	309,223	46,053
Moelis & Co. Class A	1,223,917	87,290
Primerica, Inc.	494,287	137,209
RLI Corp.	831,853	54,253
		551,812

Health Care—3.9%
CorVel Corp.(1)	1,065,040	82,455
Industrials—42.3%
Donaldson Co., Inc.	637,338	52,166
EMCOR Group, Inc.	106,015	68,861
	Shares	Value

Industrials—continued
FTI Consulting, Inc.(1)	609,294	$98,493
Graco, Inc.	845,110	71,801
Kadant, Inc.	238,690	71,029
Kforce, Inc.	436,052	13,073
Landstar System, Inc.	567,532	69,557
RBC Bearings, Inc.(1)	199,303	77,786
Simpson Manufacturing Co., Inc.	817,497	136,898
Toro Co. (The)	1,397,589	106,496
Watts Water Technologies, Inc. Class A	438,500	122,464
		888,624

Information Technology—2.3%
Manhattan Associates, Inc.(1)	238,386	48,864
Materials—4.4%
Hawkins, Inc.	143,366	26,196
UFP Industries, Inc.	698,745	65,326
		91,522

Total Common Stocks (Identified Cost $1,114,778)		1,964,011

Total Long-Term Investments—93.5% (Identified Cost $1,114,778)		1,964,011

	Shares	Value

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	81,789,127	$81,789
Total Short-Term Investment (Identified Cost $81,789)		81,789

TOTAL INVESTMENTS—97.4% (Identified Cost $1,196,567)		$2,045,800
Other assets and liabilities, net—2.6%		53,610
NET ASSETS—100.0%		$2,099,410

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,964,011	$1,964,011
Money Market Mutual Fund	81,789	81,789
Total Investments	$2,045,800	$2,045,800
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.2%
Communication Services—13.7%
Auto Trader Group plc	11,717,307	$124,209
Rightmove plc	10,984,901	104,686
		228,895

Consumer Discretionary—14.0%
Dream Finders Homes, Inc. Class A(1)	3,102,325	80,412
Ollie’s Bargain Outlet Holdings, Inc.(1)	596,499	76,590
Revolve Group, Inc. Class A(1)	2,931,299	62,437
Smith Douglas Homes Corp. Class A(1)	810,820	14,319
		233,758

Consumer Staples—1.5%
PriceSmart, Inc.	207,340	25,128
Financials—30.8%
FactSet Research Systems, Inc.	42,589	12,201
Goosehead Insurance, Inc. Class A	946,115	70,410
Kinsale Capital Group, Inc.	176,069	74,875
Morningstar, Inc.	459,526	106,615
Ryan Specialty Holdings, Inc. Class A	1,460,449	82,311
ServisFirst Bancshares, Inc.	1,282,667	103,293
Triumph Financial, Inc.(1)(2)	1,303,659	65,235
		514,940

Health Care—5.8%
National Research Corp.(2)	1,809,145	23,121
	Shares	Value

Health Care—continued
U.S. Physical Therapy, Inc.(2)	866,801	$73,635
		96,756

Industrials—10.9%
AAON, Inc.	794,537	74,242
Enerpac Tool Group Corp. Class A	2,217,632	90,923
Omega Flex, Inc.(2)	544,729	16,987
		182,152

Information Technology—22.5%
Appfolio, Inc. Class A(1)	371,429	102,388
Endava plc Sponsored ADR(1)(2)	3,756,400	34,183
nCino, Inc.(1)	3,526,171	95,594
Novanta, Inc.(1)	233,000	23,335
NVE Corp.	113,690	7,421
Onestream, Inc. Class A(1)	4,101,675	75,594
SPS Commerce, Inc.(1)	351,095	36,563
		375,078

Total Common Stocks (Identified Cost $1,299,393)		1,656,707

Total Long-Term Investments—99.2% (Identified Cost $1,299,393)		1,656,707

TOTAL INVESTMENTS—99.2% (Identified Cost $1,299,393)		$1,656,707
Other assets and liabilities, net—0.8%		14,199
NET ASSETS—100.0%		$1,670,906

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.

Country Weightings (Unaudited)†
United States	84%
United Kingdom	16
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,656,707	$1,656,707
Total Investments	$1,656,707	$1,656,707
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—13.0%
Cheesecake Factory, Inc. (The)	625,467	$34,176
Choice Hotels International, Inc.	179,518	19,192
SiteOne Landscape Supply, Inc.(1)	154,817	19,940
Thor Industries, Inc.	246,823	25,593
		98,901

Consumer Staples—4.9%
National Beverage Corp.(1)	470,333	17,365
WD-40 Co.	102,107	20,176
		37,541

Financials—28.0%
Bank of Hawaii Corp.	406,862	26,707
EVERTEC, Inc.	716,827	24,214
First Financial Bankshares, Inc.	675,257	22,722
Houlihan Lokey, Inc. Class A	240,050	49,287
Jack Henry & Associates, Inc.	75,623	11,263
Primerica, Inc.	128,696	35,725
RLI Corp.	308,382	20,113
Stock Yards Bancorp, Inc.	327,793	22,942
		212,973

Health Care—3.5%
Prestige Consumer Healthcare, Inc.(1)	427,886	26,700
	Shares	Value

Industrials—39.5%
Albany International Corp. Class A	196,209	$10,458
Armstrong World Industries, Inc.	248,124	48,635
Construction Partners, Inc. Class A(1)	394,330	50,080
CSW Industrials, Inc.	90,810	22,044
Hillman Solutions Corp.(1)	2,938,705	26,977
JBT Marel Corp.	234,526	32,939
Landstar System, Inc.	146,494	17,954
RBC Bearings, Inc.(1)	91,376	35,663
UniFirst Corp.	125,052	20,908
Watsco, Inc.	85,884	34,723
		300,381

Information Technology—1.4%
Badger Meter, Inc.	59,034	10,542
Materials—3.4%
HB Fuller Co.	431,344	25,570
Real Estate—2.7%
Getty Realty Corp.	748,372	20,079
Total Common Stocks (Identified Cost $413,947)		732,687

Total Long-Term Investments—96.4% (Identified Cost $413,947)		732,687

	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	2,503,546	$2,504
Total Short-Term Investment (Identified Cost $2,504)		2,504

TOTAL INVESTMENTS—96.7% (Identified Cost $416,451)		$735,191
Other assets and liabilities, net—3.3%		24,716
NET ASSETS—100.0%		$759,907

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$732,687	$732,687
Money Market Mutual Fund	2,504	2,504
Total Investments	$735,191	$735,191
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—20.3%
Bright Horizons Family Solutions, Inc.(1)	482,752	$52,412
Choice Hotels International, Inc.	476,514	50,944
Ollie’s Bargain Outlet Holdings, Inc.(1)	486,762	62,500
Pool Corp.	234,442	72,694
Rollins, Inc.	1,443,376	84,784
SiteOne Landscape Supply, Inc.(1)	341,632	44,002
Thor Industries, Inc.	662,727	68,718
		436,054

Consumer Staples—2.6%
BJ’s Wholesale Club Holdings, Inc.(1)	601,513	56,091
Financials—20.4%
Hamilton Lane, Inc. Class A	292,857	39,474
Interactive Brokers Group, Inc. Class A	1,903,016	130,946
Jack Henry & Associates, Inc.	379,902	56,579
LPL Financial Holdings, Inc.	303,188	100,868
	Shares	Value

Financials—continued
W. R. Berkley Corp.	1,429,499	$109,528
		437,395

Health Care—4.7%
Chemed Corp.	89,479	40,064
Cooper Cos., Inc. (The)(1)	907,719	62,233
		102,297

Industrials—31.2%
Allegion plc	579,984	102,860
Equifax, Inc.	290,097	74,419
Exponent, Inc.	508,471	35,328
Fair Isaac Corp.(1)	19,432	29,081
Lennox International, Inc.	127,323	67,400
Nordson Corp.	309,087	70,147
Saia, Inc.(1)	188,484	56,425
UL Solutions, Inc. Class A	996,014	70,577
Watsco, Inc.	170,898	69,094
Zurn Elkay Water Solutions Corp.	1,992,081	93,688
		669,019

Information Technology—19.9%
Bentley Systems, Inc. Class B	1,935,098	99,619
ServiceTitan, Inc. Class A(1)	359,757	36,274
	Shares	Value

Information Technology—continued
Teledyne Technologies, Inc.(1)	150,842	$88,399
Trimble, Inc.(1)	720,180	58,803
Universal Display Corp.	561,385	80,632
Zebra Technologies Corp. Class A(1)	212,306	63,089
		426,816

Total Common Stocks (Identified Cost $1,701,356)		2,127,672

Total Long-Term Investments—99.1% (Identified Cost $1,701,356)		2,127,672

TOTAL INVESTMENTS—99.1% (Identified Cost $1,701,356)		$2,127,672
Other assets and liabilities, net—0.9%		18,303
NET ASSETS—100.0%		$2,145,975

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,127,672	$2,127,672
Total Investments	$2,127,672	$2,127,672
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—95.8%
Communication Services—6.9%
Auto Trader Group plc Unsponsored ADR	52,103	$136
Rightmove plc Unsponsored ADR	20,240	384
		520

Consumer Discretionary—7.1%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,503	322
Pool Corp.	688	213
		535

Consumer Staples—4.4%
Celsius Holdings, Inc.(1)	5,827	335
Financials—12.1%
FactSet Research Systems, Inc.	541	155
Jack Henry & Associates, Inc.	1,227	183
Moelis & Co. Class A	3,849	274
Ryan Specialty Holdings, Inc. Class A	5,430	306
		918

Health Care—14.5%
Certara, Inc.(1)	13,555	166
HealthEquity, Inc.(1)	3,407	323
LeMaitre Vascular, Inc.	3,212	281
West Pharmaceutical Services, Inc.	1,245	326
		1,096

	Shares	Value

Industrials—32.0%
AAON, Inc.	3,083	$288
Advanced Drainage Systems, Inc.	1,551	215
Enerpac Tool Group Corp. Class A	5,380	221
Fair Isaac Corp.(1)	142	213
HEICO Corp. Class A	1,508	383
Saia, Inc.(1)	821	246
Simpson Manufacturing Co., Inc.	1,436	240
TransUnion	2,117	177
UL Solutions, Inc. Class A	2,693	191
Verisk Analytics, Inc. Class A	980	246
		2,420

Information Technology—18.8%
Bentley Systems, Inc. Class B	5,875	302
Descartes Systems Group, Inc. (The)(1)	2,158	203
nCino, Inc.(1)	10,304	279
Teledyne Technologies, Inc.(1)	571	335
Tyler Technologies, Inc.(1)	586	307
		1,426

Total Common Stocks (Identified Cost $5,731)		7,250

Total Long-Term Investments—95.8% (Identified Cost $5,731)		7,250

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	30,718	$31
Total Short-Term Investment (Identified Cost $31)		31

TOTAL INVESTMENTS—96.2% (Identified Cost $5,762)		$7,281
Other assets and liabilities, net—3.8%		289
NET ASSETS—100.0%		$7,570

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	93%
United Kingdom	7
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,250	$7,250
Money Market Mutual Fund	31	31
Total Investments	$7,281	$7,281
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—12.4%
Gentex Corp.	6,797	$192
Murphy USA, Inc.	388	151
Pool Corp.	634	197
Thor Industries, Inc.	1,440	149
		689

Consumer Staples—7.9%
BJ’s Wholesale Club Holdings, Inc.(1)	1,902	177
National Beverage Corp.(1)	3,167	117
WD-40 Co.	726	144
		438

Financials—22.9%
Bank of Hawaii Corp.	2,035	133
Broadridge Financial Solutions, Inc.	679	162
First Financial Bankshares, Inc.	3,081	104
Houlihan Lokey, Inc. Class A	1,003	206
Jack Henry & Associates, Inc.	1,188	177
LPL Financial Holdings, Inc.	639	212
	Shares	Value

Financials—continued
W. R. Berkley Corp.	3,598	$276
		1,270

Health Care—5.3%
CorVel Corp.(1)	1,662	128
Prestige Consumer Healthcare, Inc.(1)	2,688	168
		296

Industrials—41.1%
Armstrong World Industries, Inc.	1,314	258
CACI International, Inc. Class A(1)	505	252
Graco, Inc.	2,380	202
JBT Marel Corp.	977	137
Kadant, Inc.	552	164
Landstar System, Inc.	1,062	130
RBC Bearings, Inc.(1)	638	249
Toro Co. (The)	2,871	219
TransUnion	3,060	257
Watsco, Inc.	503	203
Zurn Elkay Water Solutions Corp.	4,577	215
		2,286

	Shares	Value

Information Technology—3.4%
Zebra Technologies Corp. Class A(1)	632	$188
Materials—3.0%
HB Fuller Co.	2,775	165
Real Estate—3.0%
Lamar Advertising Co. Class A	1,375	168
Total Common Stocks (Identified Cost $4,569)		5,500

Total Long-Term Investments—99.0% (Identified Cost $4,569)		5,500

TOTAL INVESTMENTS—99.0% (Identified Cost $4,569)		$5,500
Other assets and liabilities, net—1.0%		56
NET ASSETS—100.0%		$5,556

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,500	$5,500
Total Investments	$5,500	$5,500
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.6%
Communication Services—10.1%
Alphabet, Inc. Class C	28,471	$6,934
Meta Platforms, Inc. Class A	10,314	7,575
Universal Music Group N.V.	271,376	7,825
		22,334

Consumer Discretionary—14.7%
Alibaba Group Holding Ltd.	174,632	3,972
Amazon.com, Inc.(1)	58,176	12,774
Chipotle Mexican Grill, Inc. Class A(1)	156,318	6,126
Fast Retailing Co., Ltd.	14,663	4,466
MercadoLibre, Inc.(1)	2,239	5,232
		32,570

Financials—18.3%
Adyen N.V.(1)	2,846	4,561
AIA Group Ltd.	491,148	4,711
Aon plc Class A	12,510	4,461
HDFC Bank Ltd. ADR	256,716	8,769
S&P Global, Inc.	14,433	7,025
Visa, Inc. Class A	32,307	11,029
		40,556

Health Care—10.6%
Alcon AG	71,999	5,364
Danaher Corp.	23,871	4,733
STERIS plc	28,051	6,941
UnitedHealth Group, Inc.	18,700	6,457
		23,495

Industrials—8.3%
Canadian Pacific Kansas City Ltd.	73,140	5,448
Experian plc	117,302	5,872
Waste Management, Inc.	31,968	7,059
		18,379

	Shares	Value

Information Technology—37.6%
ARM Holdings plc ADR(1)	32,098	$4,541
Gartner, Inc.(1)	18,133	4,767
Infosys Ltd. Sponsored ADR(2)	272,719	4,437
Intuit, Inc.	14,510	9,909
Microsoft Corp.	28,423	14,722
NVIDIA Corp.	56,845	10,606
Salesforce, Inc.	27,539	6,527
SAP SE Sponsored ADR	21,053	5,626
ServiceNow, Inc.(1)	7,136	6,567
Synopsys, Inc.(1)	13,794	6,806
Taiwan Semiconductor Manufacturing Co., Ltd.	206,087	8,824
		83,332

Total Common Stocks (Identified Cost $150,765)		220,666

Total Long-Term Investments—99.6% (Identified Cost $150,765)		220,666

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(3)(4)	4,459,205	4,459
Total Securities Lending Collateral (Identified Cost $4,459)		4,459

TOTAL INVESTMENTS—101.6% (Identified Cost $155,224)		$225,125
Other assets and liabilities, net—(1.6)%		(3,608)
NET ASSETS—100.0%		$221,517

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	63%
India	6
Netherlands	6
United Kingdom	4
Taiwan	4
China	4
Ireland	3
Other	10
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$220,666	$220,666
Securities Lending Collateral	4,459	4,459
Total Investments	$225,125	$225,125
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—5.2%
U.S. Treasury Bonds
3.000%, 8/15/48	$4,330	$3,256
2.000%, 2/15/50	2,045	1,223
1.375%, 8/15/50	12,795	6,433
1.875%, 2/15/51	5,255	3,002
2.250%, 2/15/52	35	22
2.875%, 5/15/52	2,335	1,666
3.625%, 2/15/53	425	351
3.625%, 5/15/53	3,840	3,171
4.125%, 8/15/53	940	850
4.250%, 2/15/54	6,645	6,134
4.625%, 5/15/54	3,870	3,802
4.500%, 11/15/54	1,885	1,815
U.S. Treasury Notes
4.375%, 12/31/29	1,070	1,098
4.250%, 11/15/34	495	500
Total U.S. Government Securities (Identified Cost $43,031)		33,323

Foreign Government Securities—1.5%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(2)	165	119
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	2,930 BRL	482
Costa Rica Government
144A 6.550%, 4/3/34(2)	65	70
144A 7.300%, 11/13/54(2)	40	44
Czech Republic Government Bond 1.750%, 6/23/32	11,350 CZK	467
Dominican Republic 144A 4.875%, 9/23/32(2)	417	400
Federative Republic of Brazil
6.000%, 10/20/33	395	404
7.250%, 1/12/56	66	67
Honduras Government 144A 8.625%, 11/27/34(2)	88	97
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	275	295
144A 5.500%, 3/26/36(2)	98	99
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	97	97
Kingdom of Morocco 144A 3.000%, 12/15/32(2)	110	97
Malaysia Government Bond 2.632%, 4/15/31	2,020 MYR	463
Mex Bonos Desarr 8.500%, 5/31/29	8,610 MXN	476
Republic of Angola 144A 8.000%, 11/26/29(2)	163	158
Republic of Colombia
7.375%, 4/25/30	125	134
8.000%, 11/14/35	142	153
	Par Value(1)	Value

Foreign Government Securities—continued
8.750%, 11/14/53	$57	$63
Republic of El Salvador
144A 8.625%, 2/28/29(2)	82	87
RegS 7.650%, 6/15/35(3)	72	73
Republic of Guatemala 144A 6.600%, 6/13/36(2)	72	76
Republic of Indonesia
5.600%, 1/15/35	65	69
5.100%, 2/10/54	252	241
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	213	222
144A 8.250%, 1/30/37(2)	120	125
Republic of Kenya
144A 9.750%, 2/16/31(2)	55	59
144A 9.500%, 3/5/36(2)	76	78
Republic of Nigeria 144A 10.375%, 12/9/34(2)	163	181
Republic of Panama 8.000%, 3/1/38	219	250
Republic of Peru 5.375%, 2/8/35	240	245
Republic of Philippines 4.750%, 3/5/35	314	317
Republic of Poland
4.875%, 10/4/33	275	278
5.125%, 9/18/34	67	68
Republic of Serbia 144A 6.500%, 9/26/33(2)	76	82
Republic of South Africa
4.850%, 9/30/29	121	120
5.875%, 6/22/30	135	138
5.650%, 9/27/47	35	28
8.750%, 2/28/48	9,600 ZAR	480
Republic of Turkiye
7.250%, 5/29/32	140	146
7.625%, 5/15/34	340	360
6.625%, 2/17/45	80	72
Republica Orient Uruguay 5.100%, 6/18/50	302	286
Romania Government International Bond
144A 5.875%, 1/30/29(2)	194	199
144A 7.125%, 1/17/33(2)	85	91
144A 6.625%, 5/16/36(2)	94	95
Saudi International Bond
144A 4.875%, 7/18/33(2)	160	162
144A 5.625%, 1/13/35(2)	134	143
144A 4.500%, 10/26/46(2)	110	95
United Mexican States
6.000%, 5/7/36	245	251
	Par Value(1)	Value

Foreign Government Securities—continued
6.625%, 1/29/38	$200	$210
Uzbekistan International Bond 144A 6.900%, 2/28/32(2)	45	48
Total Foreign Government Securities (Identified Cost $9,206)		9,560

Mortgage-Backed Securities—5.3%
Agency—5.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	29	30
Pool #A62213 6.000%, 6/1/37	53	56
Pool #SD5594 5.500%, 7/1/53	1,029	1,042
Pool #SD5856 3.500%, 1/1/54	2,886	2,640
Pool #SD8309 6.000%, 3/1/53	3,076	3,155
Pool #SD8350 6.000%, 8/1/53	882	903
Pool #SD8383 5.500%, 12/1/53	1,133	1,145
Pool #SD8418 4.500%, 4/1/54	2,301	2,232
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	7	8
Pool #310041 6.500%, 5/1/37	66	70
Pool #735061 6.000%, 11/1/34	65	68
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	44	46
Pool #909220 6.000%, 8/1/38	27	29
Pool #929625 5.500%, 6/1/38	52	54
Pool #938574 5.500%, 9/1/36	35	36
Pool #972569 5.000%, 3/1/38	45	46
Pool #CB6857 4.500%, 8/1/53	907	884
Pool #FA0685 6.000%, 1/1/55	2,473	2,529
Pool #FA1378 4.000%, 3/1/55	2,631	2,486
Pool #FA1728 6.000%, 10/1/53	2,383	2,440
Pool #FA2472 5.000%, 4/1/54	1,278	1,271
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #FS4438 5.000%, 11/1/52	$1,543	$1,537
Pool #FS6679 6.000%, 12/1/53	1,506	1,543
Pool #FS7751 4.000%, 3/1/53	2,140	2,017
Pool #FS8791 6.000%, 8/1/54	639	657
Pool #MA4785 5.000%, 10/1/52	1,338	1,334
Pool #MA4805 4.500%, 11/1/52	918	894
Pool #MA4980 6.000%, 4/1/53	1,442	1,482
Pool #MA5072 5.500%, 7/1/53	849	857
Pool #MA5385 4.000%, 6/1/54	2,191	2,066
Total Mortgage-Backed Securities (Identified Cost $33,323)		33,563

Corporate Bonds and Notes—10.0%
Communication Services—0.1%
Charter Communications Operating LLC 4.800%, 3/1/50	325	257
Interpublic Group of Cos., Inc. (The) 5.375%, 6/15/33	225	230
Sprint Capital Corp. 8.750%, 3/15/32	340	414
		901

Consumer Discretionary—0.3%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(2)	375	396
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	510	380
DR Horton, Inc. 5.500%, 10/15/35	365	379
Ford Motor Co. 3.250%, 2/12/32	286	250
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	191	186
Sodexo, Inc. 144A 5.800%, 8/15/35(2)	465	487
		2,078

Consumer Staples—0.4%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(2)	465	465
BAT Capital Corp. 7.750%, 10/19/32	330	386
Mars, Inc. 144A 5.200%, 3/1/35(2)	475	485
	Par Value(1)	Value

Consumer Staples—continued
Philip Morris International, Inc. 4.900%, 11/1/34	$460	$464
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	494
		2,294

Energy—1.3%
BP Capital Markets plc 4.875% (4)	580	576
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	230	245
144A 5.439%, 2/15/35(2)	225	229
Diamondback Energy, Inc. 5.900%, 4/18/64	385	371
DT Midstream, Inc. 144A 4.375%, 6/15/31(2)	360	348
Enbridge, Inc. 8.500%, 1/15/84	510	583
EOG Resources, Inc.
5.350%, 1/15/36	100	103
5.650%, 12/1/54	385	385
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	785	722
Harbour Energy plc 144A 6.327%, 4/1/35(2)	475	488
HF Sinclair Corp. 6.250%, 1/15/35	380	397
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	522
Occidental Petroleum Corp.
5.550%, 10/1/34	235	239
6.200%, 3/15/40	340	346
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	370	397
Petroleos Mexicanos
6.500%, 3/13/27	207	209
5.950%, 1/28/31	102	99
7.690%, 1/23/50	12	11
6.950%, 1/28/60	11	9
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	163	173
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)	310	281
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	355	365
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	729	647
Western Midstream Operating LP 5.250%, 2/1/50	345	300
		8,045

Financials—4.7%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	240
	Par Value(1)	Value

Financials—continued
Allianz SE 144A 6.350%, 9/6/53(2)	$400	$429
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%)7.411%, 8/15/53(5)	230	230
Ally Financial, Inc. 5.543%, 1/17/31	385	392
American Express Co. 5.625%, 7/28/34	670	700
Apollo Debt Solutions BDC 6.900%, 4/13/29	360	378
Apollo Global Management, Inc. 6.000%, 12/15/54	475	472
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	745	678
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(2)	350	363
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	470	488
Bank of America Corp.
2.687%, 4/22/32	245	223
2.972%, 2/4/33	408	372
5.518%, 10/25/35	475	487
Barclays plc 7.437%, 11/2/33	355	407
BlackRock Funding, Inc. 5.250%, 3/14/54	485	473
Blackstone Private Credit Fund 6.000%, 11/22/34	370	379
Blue Owl Finance LLC 3.125%, 6/10/31	610	555
BNSF Funding Trust I 6.613%, 12/15/55	380	380
BPCE S.A. 144A 7.003%, 10/19/34(2)	535	597
Brookfield Asset Management Ltd. 5.795%, 4/24/35	325	340
Capital One Financial Corp.
2.359%, 7/29/32	388	335
6.377%, 6/8/34	105	114
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	275	288
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	212
Series H 4.000%(4)	260	244
Citigroup, Inc.
6.270%, 11/17/33	690	753
6.174%, 5/25/34	379	403
Corebridge Financial, Inc. 6.375%, 9/15/54	565	580
Deutsche Bank AG 5.403%, 9/11/35	475	484
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	$350	$342
EMD Finance LLC 144A 5.000%, 10/15/35(2)	460	460
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	401
Fifth Third Bancorp 4.337%, 4/25/33	355	346
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	260	264
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	235	245
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)	197	228
Goldman Sachs Group, Inc. (The) 5.330%, 7/23/35	665	685
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	450	458
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	354
6.141%, 11/18/39	235	245
Icon Investments Six DAC 6.000%, 5/8/34	400	420
Imperial Brands Finance plc 144A 5.875%, 7/1/34(2)	345	361
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	475	487
JPMorgan Chase & Co.
2.956%, 5/13/31	230	216
5.717%, 9/14/33	495	523
1.953%, 2/4/32	635	561
KeyCorp 6.401%, 3/6/35	600	651
M&T Bank Corp. 5.400%, 7/30/35	375	378
Morgan Stanley
6.342%, 10/18/33	120	132
5.250%, 4/21/34	165	170
5.424%, 7/21/34	115	120
5.948%, 1/19/38	249	261
MSCI, Inc. 144A 3.625%, 9/1/30(2)	792	756
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%)7.482%, 4/30/43(5)	319	318
NatWest Group plc 6.475%, 6/1/34	390	410
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	471
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	200	212
144A 6.500%, 4/30/55(2)	75	81
	Par Value(1)	Value

Financials—continued
Northern Trust Corp. 3.375%, 5/8/32	$590	$578
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	455	475
Prudential Financial, Inc.
5.125%, 3/1/52	179	180
6.750%, 3/1/53	285	307
Reinsurance Group of America, Inc. 6.650%, 9/15/55	390	409
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	415	436
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	240	241
6.176%, 10/1/54	95	93
State Street Corp.
6.123%, 11/21/34	110	119
Series I 6.700%(4)	240	250
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	340	349
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	460	468
Toll Brothers Finance Corp. 5.600%, 6/15/35	240	246
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	465
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(2)	465	462
U.S. Bancorp 5.424%, 2/12/36	475	492
UBS Group AG
144A 9.250%(2)(4)	35	42
144A 4.988%, 8/5/33(2)	550	556
Wells Fargo & Co.
6.491%, 10/23/34	445	494
Series BB 3.900%(4)	490	485
		29,699

Health Care—0.7%
Amgen, Inc. 5.650%, 3/2/53	432	431
CVS Health Corp. 5.050%, 3/25/48	600	534
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	975	897
HCA, Inc.
5.450%, 9/15/34	235	241
5.250%, 6/15/49	415	380
IQVIA, Inc. 6.250%, 2/1/29	440	463
Par Pharmaceutical, Inc. Escrow 144A 0.000% (2)(6)	185	—
Royalty Pharma plc
5.400%, 9/2/34	325	332
3.350%, 9/2/51	330	221
	Par Value(1)	Value

Health Care—continued
Smith & Nephew plc 5.400%, 3/20/34	$450	$464
Universal Health Services, Inc. 2.650%, 1/15/32	510	444
Viatris, Inc. 144A 2.300%, 6/22/27(2)	1	1
		4,408

Industrials—0.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	575	575
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	350	344
Boeing Co. (The) 5.930%, 5/1/60	525	525
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	497	451
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	505	462
DP World Ltd. 144A 6.850%, 7/2/37(2)	105	121
Ingersoll Rand, Inc. 5.700%, 8/14/33	460	489
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	500
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(2)	320	341
Regal Rexnord Corp. 6.400%, 4/15/33	539	579
United Airlines Pass-Through Trust 2023-1, A5.800%, 7/15/37	258	267
United Airlines Pass-Through-Trust 2024-1, AA5.450%, 8/15/38	24	25
Veralto Corp. 5.450%, 9/18/33	420	439
		5,118

Information Technology—0.5%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	445	467
144A 4.000%, 7/1/29(2)	215	210
Broadcom, Inc. 144A 3.137%, 11/15/35(2)	570	493
Gartner, Inc. 144A 3.750%, 10/1/30(2)	595	562
Marvell Technology, Inc. 5.450%, 7/15/35	465	479
Oracle Corp.
6.900%, 11/9/52	215	239
5.550%, 2/6/53	122	116
3.850%, 4/1/60	140	96
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Roper Technologies, Inc. 5.100%, 9/15/35	$465	$469
		3,131

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	580	572
Berry Global, Inc. 5.650%, 1/15/34	440	459
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	350	366
Glencore Funding LLC 144A 2.850%, 4/27/31(2)	505	463
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	410	418
Sonoco Products Co. 5.000%, 9/1/34	360	356
		2,634

Utilities—0.8%
Black Hills Corp. 6.150%, 5/15/34	570	609
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	595	588
CMS Energy Corp. 4.750%, 6/1/50	615	600
Dominion Energy, Inc.
6.200%, 2/15/56	270	272
Series B 7.000%, 6/1/54	280	303
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	425	474
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	400	461
Entergy Corp. 7.125%, 12/1/54	590	616
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	433	479
Puget Energy, Inc. 4.224%, 3/15/32	640	613
Southern California Edison Co. 6.000%, 1/15/34	355	372
		5,387

Total Corporate Bonds and Notes (Identified Cost $61,952)		63,695

	Shares
Common Stocks—62.8%
Communication Services—10.4%
Alphabet, Inc. Class A	36,591	8,895
Auto Trader Group plc	336,984	3,572
Baltic Classifieds Group plc	1,783,443	7,436
Dayamitra Telekomunikasi PT	48,932,000	1,703
	Shares	Value
Communication Services—continued
Hemnet Group AB	161,854	$4,071
Infrastrutture Wireless Italiane SpA	237,527	2,791
Meta Platforms, Inc. Class A	19,459	14,290
Netflix, Inc.(7)	6,846	8,208
oOh!media Ltd.	4,254,860	4,195
Rightmove plc	549,900	5,241
Sarana Menara Nusantara Tbk PT	42,934,000	1,507
Trade Desk, Inc. (The) Class A(7)	77,222	3,785
		65,694

Consumer Discretionary—8.8%
Allegro.eu S.A.(7)	275,225	2,695
Amazon.com, Inc.(7)	58,835	12,918
Bright Horizons Family Solutions, Inc.(7)	13,416	1,457
Choice Hotels International, Inc.	13,284	1,420
Hermes International SCA Unsponsored ADR	16,302	3,996
Home Depot, Inc. (The)	8,704	3,527
Marriott International, Inc. Class A	21,836	5,687
MercadoLibre, Inc.(7)	1,913	4,470
NIKE, Inc. Class B	37,414	2,609
Ollie’s Bargain Outlet Holdings, Inc.(7)	13,099	1,682
O’Reilly Automotive, Inc.(7)	72,710	7,839
Pool Corp.	6,539	2,027
Rollins, Inc.	40,496	2,379
SiteOne Landscape Supply, Inc.(7)	9,516	1,226
Thor Industries, Inc.	18,516	1,920
		55,852

Consumer Staples—1.0%
Anhui Gujing Distillery Co., Ltd. Class B	190,600	2,645
BJ’s Wholesale Club Holdings, Inc.(7)	16,553	1,544
Heineken Malaysia Bhd	478,300	2,421
		6,610

Energy—0.4%
Pason Systems, Inc.	308,809	2,681
Financials—9.3%
AJ Bell plc	844,538	6,150
Block, Inc. Class A(7)	32,112	2,321
Caixa Seguridade Participacoes S.A.	2,074,636	5,874
FinecoBank Banca Fineco SpA	187,289	4,047
Hamilton Lane, Inc. Class A	7,967	1,074
Interactive Brokers Group, Inc. Class A	52,219	3,593
	Shares	Value

Financials—continued
Jack Henry & Associates, Inc.	10,589	$1,577
LPL Financial Holdings, Inc.	8,419	2,801
Moltiply Group SpA	51,303	2,500
Mortgage Advice Bureau Holdings Ltd.	168,832	1,630
Progressive Corp. (The)	24,414	6,029
Qualitas Controladora SAB de C.V.	74,544	680
S&P Global, Inc.	10,077	4,905
Visa, Inc. Class A	38,249	13,057
W. R. Berkley Corp.	39,352	3,015
		59,253

Health Care—5.3%
As One Corp.	256,300	4,255
Chemed Corp.	2,507	1,122
Cooper Cos., Inc. (The)(7)	25,395	1,741
Danaher Corp.	19,750	3,916
Eli Lilly & Co.	6,618	5,050
Haw Par Corp., Ltd.	494,700	5,446
IDEXX Laboratories, Inc.(7)	6,599	4,216
Intuitive Surgical, Inc.(7)	8,044	3,597
Zoetis, Inc. Class A	29,229	4,277
		33,620

Industrials—10.7%
Allegion plc	15,915	2,823
Epiroc AB Class B	186,027	3,505
Equifax, Inc.	20,146	5,168
Exponent, Inc.	14,133	982
Fair Isaac Corp.(7)	5,416	8,105
Haitian International Holdings Ltd.	1,300,006	3,582
Howden Joinery Group plc	324,982	3,687
Knorr-Bremse AG	23,479	2,201
Lennox International, Inc.	3,462	1,833
MEITEC Group Holdings, Inc.	117,500	2,536
MISUMI Group, Inc.	160,400	2,502
MTU Aero Engines AG	9,752	4,476
NICE Information Service Co., Ltd.	143,029	1,420
Nordson Corp.	8,620	1,956
Paycom Software, Inc.	9,158	1,906
S-1 Corp.	54,645	3,275
Saia, Inc.(7)	5,005	1,498
Uber Technologies, Inc.(7)	78,833	7,723
UL Solutions, Inc. Class A	27,183	1,926
VAT Group AG	5,594	2,209
Watsco, Inc.	4,731	1,913
Zurn Elkay Water Solutions Corp.	55,514	2,611
		67,837

Information Technology—14.5%
Alten S.A.	40,547	3,328
Amphenol Corp. Class A	124,211	15,371
Bentley Systems, Inc. Class B	54,228	2,792
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

Information Technology—continued
Bouvet ASA	488,091	$3,223
Cadence Design Systems, Inc.(7)	16,405	5,763
Kainos Group plc	121,419	1,542
NVIDIA Corp.	97,228	18,141
Riken Keiki Co., Ltd.	98,300	2,077
ServiceNow, Inc.(7)	6,531	6,010
ServiceTitan, Inc. Class A(7)	9,771	985
SHIFT, Inc.(7)	164,100	1,387
Shopify, Inc. Class A(7)	51,025	7,583
Snowflake, Inc. Class A(7)	31,500	7,105
Sopra Steria Group	20,907	3,972
Teledyne Technologies, Inc.(7)	4,090	2,397
Trimble, Inc.(7)	19,648	1,604
Universal Display Corp.	15,381	2,209
Workday, Inc. Class A(7)	19,367	4,662
Zebra Technologies Corp. Class A(7)	6,095	1,811
		91,962

Materials—1.8%
Corp. Moctezuma SAB de C.V.	943,523	4,229
Ecolab, Inc.	14,816	4,058
Forterra plc	640,795	1,613
Ibstock plc	710,066	1,329
		11,229

Real Estate—0.6%
CoStar Group, Inc.(7)	46,310	3,907
Total Common Stocks (Identified Cost $248,043)		398,645

Affiliated Mutual Funds—13.0%
Fixed Income Funds—13.0%
Virtus Newfleet ABS MACS(8)(9)	2,373,054	23,659
Virtus Newfleet CMBS MACS(8)(9)	1,160,421	11,662
Virtus Newfleet Floating Rate MACS(8)(9)	956,158	9,351
Virtus Newfleet High Yield MACS(8)(9)	965,094	9,584
Virtus Newfleet RMBS MACS(8)(9)	2,767,093	28,003
Total Affiliated Mutual Funds (Identified Cost $82,196)		82,259

	Shares	Value

Affiliated Exchange-Traded Fund—0.4%
	Financials—0.4%
Virtus Newfleet ABS/MBS ETF(8)(9)	95,902	$2,333
	Total Affiliated Exchange-Traded Fund (Identified Cost $2,344)	2,333

	Total Long-Term Investments—98.2% (Identified Cost $480,095)	623,378

	TOTAL INVESTMENTS—98.2% (Identified Cost $480,095)	$623,378
	Other assets and liabilities, net—1.8%	11,150
	NET ASSETS—100.0%	$634,528

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to
a value of $24,688 or 3.9% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	No contractual maturity date.
(5)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	75%
United Kingdom	5
Japan	2
France	2
Brazil	2
Italy	2
Germany	1
Other	11
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$33,323	$—	$33,323	$—
Foreign Government Securities	9,560	—	9,560	—
Mortgage-Backed Securities	33,563	—	33,563	—
Corporate Bonds and Notes	63,695	—	63,695	— (1)
Equity Securities:
Common Stocks	398,645	398,645	—	—
Affiliated Exchange-Traded Fund	2,333	2,333	—	—
Affiliated Mutual Funds	82,259	82,259	—	—
Total Investments	$623,378	$483,237	$140,141	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Assets
Investment in securities at value(1)(2)	$677,658	$171,437	$2,631,999	$926,669
Cash	11,897	1,364	55,545	7,550
Receivables
Fund shares sold	54	6	3,262	292
Dividends	165	207	1,048	161
Tax reclaims	—	308	—	—
Securities lending income	—	— (a)	—	—
Prepaid Trustees’ retainer	12	3	46	16
Prepaid expenses	39	28	50	18
Other assets	111	25	434	153
Total assets	689,936	173,378	2,692,384	934,859
Liabilities
Due to custodian	—	— (a)	—	—
Payables
Fund shares repurchased	338	55	4,130	5,138
Collateral on securities loaned	—	2,181	—	—
Investment advisory fees	394	91	1,513	585
Distribution and service fees	130	29	92	84
Administration and accounting fees	83	47	282	111
Transfer agent and sub-transfer agent fees and expenses	85	26	546	226
Professional fees	27	81	36	30
Trustee deferred compensation plan	111	25	434	153
Interest expense and/or commitment fees	2	1	9	5
Other accrued expenses	58	67	92	74
Total liabilities	1,228	2,603	7,134	6,406
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$688,708	$170,775	$2,685,250	$928,453
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$234,917	$130,473	$1,921,434	$331,908
Accumulated earnings (loss)	453,791	40,302	763,816	596,545
Net Assets	$688,708	$170,775	$2,685,250	$928,453
Net Assets:
Class A	$619,840	$131,700	$160,713	$247,229
Class C	$2,512	$2,518	$70,393	$38,166
Class I	$37,637	$18,515	$2,296,119	$587,543
Class R6	$28,719	$18,042	$158,025	$55,515
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	28,787,017	5,910,006	2,709,144	4,122,977
Class C	220,414	136,465	1,343,079	854,495
Class I	1,619,431	834,497	37,365,783	9,340,633
Class R6	1,197,417	821,583	2,554,986	869,262
Net Asset Value and Redemption Price Per Share:*
Class A	$21.53	$22.28	$59.32	$59.96
Class C	$11.40	$18.45	$52.41	$44.66
Class I	$23.24	$22.19	$61.45	$62.90
Class R6	$23.98	$21.96	$61.85	$63.86

See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$22.78	$23.58	$62.77	$63.45
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$267,552	$134,327	$1,933,496	$530,266
(2) Market value of securities on loan	$—	$2,085	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Assets
Investment in securities at value(1)	$2,045,800	$1,443,546	$735,191	$2,127,672
Investment in affiliates at value(2)	—	213,161	—	—
Foreign currency at value(3)	—	1,191	—	—
Cash	56,005	16,167	24,039	19,678
Receivables
Investment securities sold	—	2,958	1,161	—
Fund shares sold	396	1,606	438	2,565
Dividends	994	1,015	642	327
Securities lending income	— (a)	1	—	—
Prepaid Trustees’ retainer	37	32	13	37
Prepaid expenses	39	—	26	16
Other assets	347	289	125	347
Total assets	2,103,618	1,679,966	761,635	2,150,642
Liabilities
Payables
Fund shares repurchased	1,853	6,429	780	2,263
Investment advisory fees	1,336	1,245	448	1,288
Distribution and service fees	62	95	27	53
Administration and accounting fees	228	199	93	229
Transfer agent and sub-transfer agent fees and expenses	257	493	182	380
Professional fees	34	35	28	33
Trustee deferred compensation plan	347	290	125	347
Interest expense and/or commitment fees	7	12	2	6
Other accrued expenses	84	262	43	68
Total liabilities	4,208	9,060	1,728	4,667
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$2,099,410	$1,670,906	$759,907	$2,145,975
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,001,886	$1,024,972	$412,506	$1,735,742
Accumulated earnings (loss)	1,097,524	645,934	347,401	410,233
Net Assets	$2,099,410	$1,670,906	$759,907	$2,145,975
Net Assets:
Class A	$182,119	$271,816	$88,271	$69,115
Class C	$27,701	$38,691	$9,832	$46,106
Class I	$1,368,928	$1,211,113	$621,677	$1,807,526
Class R6	$520,662	$149,286	$40,127	$223,228
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	3,569,300	10,414,777	3,542,248	3,451,980
Class C	755,828	1,943,672	414,306	2,438,904
Class I	24,481,067	43,695,155	24,840,272	88,600,359
Class R6	9,264,824	5,327,790	1,595,890	10,882,962
Net Asset Value and Redemption Price Per Share:*
Class A	$51.02	$26.10	$24.92	$20.02
Class C	$36.65	$19.91	$23.73	$18.90
Class I	$55.92	$27.72	$25.03	$20.40
Class R6	$56.20	$28.02	$25.14	$20.51
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$53.99	$27.62	$26.37	$21.19
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$1,196,567	$970,279	$416,451	$1,701,356
(2) Investment in affiliates at cost	$—	$329,114	$—	$—
(3) Foreign currency at cost	$—	$1,188	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$7,281	$5,500	$225,125	$538,786
Investment in affiliates at value(3)	—	—	—	84,592
Foreign currency at value(4)	—	—	—	57
Cash	301	99	867	9,089
Receivables
Investment securities sold	—	—	—	1,502
Fund shares sold	— (a)	—	16	85
Dividends and interest	4	1	77	2,091
Receivable from adviser	—	2	—	—
Tax reclaims	—	—	352	99
Securities lending income	—	—	19	—
Tax receivable	—	—	61	—
Prepaid Trustees’ retainer	— (a)	— (a)	4	11
Prepaid expenses	42	6	28	24
Other assets	1	1	36	102
Total assets	7,629	5,609	226,585	636,438
Liabilities
Payables
Fund shares repurchased	—	—	249	444
Investment securities purchased	—	—	—	703
Foreign capital gains tax	—	—	— (a)	—
Collateral on securities loaned	—	—	4,459	—
Investment advisory fees	5	—	131	248
Distribution and service fees	— (a)	— (a)	25	130
Administration and accounting fees	17	16	38	79
Transfer agent and sub-transfer agent fees and expenses	1	1	47	93
Professional fees	25	25	31	34
Trustee deferred compensation plan	1	1	36	102
Interest expense and/or commitment fees	— (a)	— (a)	1	2
Other accrued expenses	10	10	51	75
Total liabilities	59	53	5,068	1,910
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$7,570	$5,556	$221,517	$634,528
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$6,643	$4,955	$130,010	$445,918
Accumulated earnings (loss)	927	601	91,507	188,610
Net Assets	$7,570	$5,556	$221,517	$634,528
Net Assets:
Class A	$484	$1,381	$100,476	$603,217
Class C	$22	$113	$4,354	$6,181
Class I	$3,234	$896	$41,248	$23,632
Class R6	$3,830	$3,166	$75,439	$1,498
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	44,251	135,200	4,283,389	53,683,040
Class C	2,073	11,193	211,922	534,947
Class I	291,766	87,332	1,719,568	2,109,657
Class R6	344,733	307,061	2,993,209	133,984
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$10.94	$10.22	$23.46	$11.24
Class C	$10.56	$10.06	$20.55	$11.56
Class I	$11.08	$10.26	$23.99	$11.20
Class R6	$11.11	$10.31	$25.20	$11.18
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.58	$10.81	$24.83	$11.89
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$5,762	$4,569	$155,224	$395,555
(2) Market value of securities on loan	$—	$—	$4,348	$—
(3) Investment in affiliates at cost	$—	$—	$—	$84,540
(4) Foreign currency at cost	$—	$—	$—	$56

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED September 30, 2025
($ reported in thousands)

	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$3,291	$3,853	$24,525	$6,794
Securities lending, net of fees	—	25	—	—
Foreign taxes withheld	—	(107)	—	—
Total investment income	3,291	3,771	24,525	6,794
Expenses
Investment advisory fees	4,618	955	21,012	8,588
Distribution and service fees, Class A	1,525	264	410	682
Distribution and service fees, Class C	27	24	759	443
Administration and accounting fees	676	150	2,778	1,167
Transfer agent fees and expenses	407	78	1,192	524
Sub-transfer agent fees and expenses, Class A	203	59	155	210
Sub-transfer agent fees and expenses, Class C	2	2	76	50
Sub-transfer agent fees and expenses, Class I	30	8	2,363	804
Custodian fees	1	—	5	2
Printing fees and expenses	49	25	180	97
Professional fees	43	108	110	61
Interest expense and/or commitment fees	5	1	21	9
Registration fees	43	48	142	75
Trustees’ fees and expenses	51	10	218	103
Miscellaneous expenses	162	58	153	93
Total expenses	7,842	1,790	29,574	12,908
Less net expenses reimbursed and/or waived by investment adviser(1)	(16)	(218)	(2,021)	(72)
Net expenses	7,826	1,572	27,553	12,836
Net investment income (loss)	(4,535)	2,199	(3,028)	(6,042)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	49,617	7,986	104,092	290,716
Foreign currency transactions	—	(51)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	26,044	1,764	(129,596)	(288,056)
Foreign currency transactions	—	12	—	—
Net realized and unrealized gain (loss) on investments	75,661	9,711	(25,504)	2,660
Net increase (decrease) in net assets resulting from operations	$71,126	$11,910	$(28,532)	$(3,382)

(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED September 30, 2025
($ reported in thousands)

	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Investment Income
Dividends	$32,482	$10,592	$11,427	$21,107
Dividends from affiliates	—	10,888	—	—
Securities lending, net of fees	1	2	—	—
Total investment income	32,483	21,482	11,427	21,107
Expenses
Investment advisory fees	16,525	19,717	5,574	15,807
Distribution and service fees, Class A	464	878	242	178
Distribution and service fees, Class C	421	721	113	484
Administration and accounting fees	2,200	2,375	811	2,183
Transfer agent fees and expenses	941	1,036	352	930
Sub-transfer agent fees and expenses, Class A	218	420	75	69
Sub-transfer agent fees and expenses, Class C	30	72	12	52
Sub-transfer agent fees and expenses, Class I	1,209	1,917	686	1,647
Custodian fees	3	111	1	4
Printing fees and expenses	124	191	55	136
Professional fees	91	100	47	91
Interest expense and/or commitment fees	15	17	5	16
Registration fees	82	111	75	115
Trustees’ fees and expenses	174	216	63	168
Miscellaneous expenses	122	177	57	109
Total expenses	22,619	28,059	8,168	21,989
Plus net expenses recaptured(1)	—	—	—	— (a)
Net expenses	22,619	28,059	8,168	21,989
Net investment income (loss)	9,864	(6,577)	3,259	(882)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	238,804	509,076	32,789	(6,823)
Investments in affiliates	—	(68,792)	—	—
Foreign currency transactions	5	2	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(306,073)	(570,293)	(40,468)	(56,003)
Investments in affiliates	—	(237,349)	—	—
Foreign currency transactions	— (a)	7	—	—
Net realized and unrealized gain (loss) on investments	(67,264)	(367,349)	(7,679)	(62,826)
Net increase (decrease) in net assets resulting from operations	$(57,400)	$(373,926)	$(4,420)	$(63,708)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED September 30, 2025
($ reported in thousands)

	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$47	$78	$2,153	$6,051
Dividends from affiliates	—	—	—	3,213
Interest	—	—	—	8,905
European Union tax reclaims(1)	—	—	58	18
Securities lending, net of fees	— (a)	—	24	3
Foreign taxes withheld	—	—	(153)	(328)
Total investment income	47	78	2,082	17,862
Expenses
Investment advisory fees	60	40	2,111	3,539
Distribution and service fees, Class A	1	4	270	1,528
Distribution and service fees, Class C	1	1	59	71
Administration and accounting fees	32	30	284	660
Transfer agent fees and expenses	4	3	125	376
Sub-transfer agent fees and expenses, Class A	— (a)	— (a)	77	272
Sub-transfer agent fees and expenses, Class C	— (a)	—	5	7
Sub-transfer agent fees and expenses, Class I	5	1	63	26
European Union tax reclaim fees	—	—	7	2
Custodian fees	— (a)	— (a)	1	11
Printing fees and expenses	7	7	35	51
Professional fees	24	24	49	60
Interest expense and/or commitment fees	— (a)	— (a)	7	4
Registration fees	19	31	58	45
Trustees’ fees and expenses	1	— (a)	25	51
Miscellaneous expenses	6	5	45	173
Total expenses	160	146	3,221	6,876
Less net expenses reimbursed and/or waived by investment adviser(2)	(77)	(88)	(325)	(506)
Net expenses	83	58	2,896	6,370
Net investment income (loss)	(36)	20	(814)	11,492
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	562	82	27,042	69,607
Investments in affiliates	—	—	—	(32)
Foreign currency transactions	—	—	(37)	(2)
Foreign capital gains tax	—	—	60	— (a)
Net change in unrealized appreciation (depreciation) on:
Investments	(625)	(300)	(20,818)	(38,016)
Investments in affiliates	—	—	—	53
Foreign currency transactions	—	—	18	24
Net realized and unrealized gain (loss) on investments	(63)	(218)	6,265	31,634
Net increase (decrease) in net assets resulting from operations	$(99)	$(198)	$5,451	$43,126

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(4,535)	$(4,026)	$2,199	$3,398
Net realized gain (loss)	49,617	85,044	7,935	62
Net change in unrealized appreciation (depreciation)	26,044	110,866	1,776	21,844
Increase (decrease) in net assets resulting from operations	71,126	191,884	11,910	25,304
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(76,313)	(30,989)	(6,504)	(2,813)
Class C	(569)	(216)	(143)	(73)
Class I	(4,298)	(1,702)	(846)	(348)
Class R6	(190)	(93)	(647)	(66)
Total dividends and distributions to shareholders	(81,370)	(33,000)	(8,140)	(3,300)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	26,231	(28,936)	19,133	(10,430)
Class C	87	37	(277)	(1,099)
Class I	590	(1,641)	4,759	(3,995)
Class R6	26,512	(460)	15,417	(31)
Increase (decrease) in net assets from capital transactions	53,420	(31,000)	39,032	(15,555)
Net increase (decrease) in net assets	43,176	127,884	42,802	6,449
Net Assets
Beginning of period	645,532	517,648	127,973	121,524
End of Period	$688,708	$645,532	$170,775	$127,973
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Mid-Cap Core Fund		KAR Mid-Cap Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(3,028)	$(588)	$(6,042)	$(8,369)
Net realized gain (loss)	104,092	(21,494)	290,716	72,213
Net change in unrealized appreciation (depreciation)	(129,596)	501,392	(288,056)	192,812
Increase (decrease) in net assets resulting from operations	(28,532)	479,310	(3,382)	256,656
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(3,110)	—	—
Class C	—	(1,931)	—	—
Class I	—	(46,634)	—	—
Class R6	—	(1,485)	—	—
Total dividends and distributions to shareholders	—	(53,160)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,598)	30,526	(52,445)	(57,446)
Class C	(10,778)	6,751	(11,963)	(12,621)
Class I	(208,455)	514,122	(354,782)	(272,513)
Class R6	30,305	67,286	(33,814)	(18,290)
Increase (decrease) in net assets from capital transactions	(192,526)	618,685	(453,004)	(360,870)
Net increase (decrease) in net assets	(221,058)	1,044,835	(456,386)	(104,214)
Net Assets
Beginning of period	2,906,308	1,861,473	1,384,839	1,489,053
End of Period	$2,685,250	$2,906,308	$928,453	$1,384,839
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Core Fund		KAR Small-Cap Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$9,864	$4,852	$(6,577)	$(13,161)
Net realized gain (loss)	238,809	89,114	440,286	245,730
Net change in unrealized appreciation (depreciation)	(306,073)	449,916	(807,635)	191,502
Increase (decrease) in net assets resulting from operations	(57,400)	543,882	(373,926)	424,071
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7,620)	(6,955)	(38,925)	(22,312)
Class C	(2,889)	(3,314)	(11,641)	(8,920)
Class I	(57,662)	(51,419)	(196,358)	(129,035)
Class R6	(23,246)	(17,940)	(20,536)	(11,533)
Total dividends and distributions to shareholders	(91,417)	(79,628)	(267,460)	(171,800)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	8,618	1,801	(34,751)	(47,438)
Class C	(25,126)	(14,225)	(41,932)	(39,398)
Class I	(28,140)	42,006	(506,835)	(536,070)
Class R6	(32,060)	89,611	(27,781)	(19,117)
Increase (decrease) in net assets from capital transactions	(76,708)	119,193	(611,299)	(642,023)
Net increase (decrease) in net assets	(225,525)	583,447	(1,252,685)	(389,752)
Net Assets
Beginning of period	2,324,935	1,741,488	2,923,591	3,313,343
End of Period	$2,099,410	$2,324,935	$1,670,906	$2,923,591
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Value Fund		KAR Small-Mid Cap Core Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,259	$5,313	$(882)	$(55)
Net realized gain (loss)	32,789	30,538	(6,823)	9,496
Net change in unrealized appreciation (depreciation)	(40,468)	130,873	(56,003)	406,686
Increase (decrease) in net assets resulting from operations	(4,420)	166,724	(63,708)	416,127
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4,424)	(2,756)	(312)	—
Class C	(495)	(316)	(227)	—
Class I	(29,484)	(18,627)	(7,911)	—
Class R6	(2,258)	(1,611)	(980)	—
Total dividends and distributions to shareholders	(36,661)	(23,310)	(9,430)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,963)	(5,979)	(218)	5,030
Class C	(1,478)	(2,541)	(2,125)	5,184
Class I	40,553	(72,469)	(6,619)	342,025
Class R6	(9,716)	(4,918)	2,183	123,762
Increase (decrease) in net assets from capital transactions	22,396	(85,907)	(6,779)	476,001
Net increase (decrease) in net assets	(18,685)	57,507	(79,917)	892,128
Net Assets
Beginning of period	778,592	721,085	2,225,892	1,333,764
End of Period	$759,907	$778,592	$2,145,975	$2,225,892
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Mid Cap Growth Fund		KAR Small-Mid Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(36)	$(36)	$20	$38
Net realized gain (loss)	562	(418)	82	(324)
Net change in unrealized appreciation (depreciation)	(625)	2,091	(300)	1,675
Increase (decrease) in net assets resulting from operations	(99)	1,637	(198)	1,389
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(6)	(6)
Class I	—	—	(6)	(9)
Class R6	—	—	(24)	(29)
Total dividends and distributions to shareholders	—	—	(36)	(44)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(119)	(3,021)	(182)	107
Class C	(98)	4	7	1
Class I	(209)	170	(210)	(249)
Class R6	50	(9)	(375)	(411)
Increase (decrease) in net assets from capital transactions	(376)	(2,856)	(760)	(552)
Net increase (decrease) in net assets	(475)	(1,219)	(994)	793
Net Assets
Beginning of period	8,045	9,264	6,550	5,757
End of Period	$7,570	$8,045	$5,556	$6,550
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	SGA Global Growth Fund		Tactical Allocation Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(814)	$(386)	$11,492	$9,077
Net realized gain (loss)	27,065	79,065	69,573	65,726
Net change in unrealized appreciation (depreciation)	(20,800)	(40,161)	(37,939)	81,849
Increase (decrease) in net assets resulting from operations	5,451	38,518	43,126	156,652
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(24,772)	—	(74,974)	(13,092)
Class C	(1,560)	—	(827)	(119)
Class I	(17,042)	—	(2,903)	(577)
Class R6	(18,891)	—	(209)	(42)
Total dividends and distributions to shareholders	(62,265)	—	(78,913)	(13,830)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,315	89,250	3,115	(58,035)
Class C	(2,169)	3,235	(1,253)	(3,358)
Class I	(50,373)	72,993	848	(3,905)
Class R6	(9,506)	24,193	14	(296)
Increase (decrease) in net assets from capital transactions	(60,733)	189,671	2,724	(65,594)
Net increase (decrease) in net assets	(117,547)	228,189	(33,063)	77,228
Net Assets
Beginning of period	339,064	110,875	667,591	590,363
End of Period	$221,517	$339,064	$634,528	$667,591
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/24 to 9/30/25	$22.07	(0.15)	2.44	2.29	—	(2.83)	(2.83)	—	(0.54)	$21.53	11.28%	$619,840	1.20% (8)	1.20%	(0.70) %	12%
10/1/23 to 9/30/24	16.91	(0.13)	6.39	6.26	—	(1.10)	(1.10)	—	5.16	22.07	38.53	603,965	1.21 (8)	1.21	(0.68)	14
10/1/22 to 9/30/23	16.87	(0.08)	3.43	3.35	—	(3.31)	(3.31)	—	0.04	16.91	23.25	483,990	1.22 (8)	1.22	(0.45)	12
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (8)(9)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (8)	1.20	(0.83)	8
Class C
10/1/24 to 9/30/25	$13.05	(0.17)	1.35	1.18	—	(2.83)	(2.83)	—	(1.65)	$11.40	10.44%	$2,512	2.01% (8)	2.01%	(1.51) %	12%
10/1/23 to 9/30/24	10.48	(0.18)	3.85	3.67	—	(1.10)	(1.10)	—	2.57	13.05	37.37	2,731	2.02 (8)	2.02	(1.50)	14
10/1/22 to 9/30/23	11.73	(0.14)	2.20	2.06	—	(3.31)	(3.31)	—	(1.25)	10.48	22.24	2,136	2.06 (8)	2.06	(1.29)	12
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (8)(9)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (8)	2.01	(1.63)	8
Class I
10/1/24 to 9/30/25	$23.55	(0.11)	2.63	2.52	—	(2.83)	(2.83)	—	(0.31)	$23.24	11.58%	$37,637	0.98% (8)	0.98%	(0.48) %	12%
10/1/23 to 9/30/24	17.95	(0.10)	6.80	6.70	—	(1.10)	(1.10)	—	5.60	23.55	38.76	37,254	0.99 (8)	0.99	(0.46)	14
10/1/22 to 9/30/23	17.67	(0.04)	3.63	3.59	—	(3.31)	(3.31)	—	0.28	17.95	23.60	29,960	1.00 (8)	1.00	(0.23)	12
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (8)(9)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (8)	1.00	(0.63)	8
Class R6
10/1/24 to 9/30/25	$24.16	(0.06)	2.71	2.65	—	(2.83)	(2.83)	—	(0.18)	$23.98	11.85%	$28,719	0.73%	0.90%	(0.23) %	12%
10/1/23 to 9/30/24	18.34	(0.04)	6.96	6.92	—	(1.10)	(1.10)	—	5.82	24.16	39.15	1,582	0.73	0.90	(0.20)	14
10/1/22 to 9/30/23	17.95	— (10)	3.70	3.70	—	(3.31)	(3.31)	—	0.39	18.34	23.88	1,562	0.73	0.91	0.03	12
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (9)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8

KAR Equity Income Fund
Class A
10/1/24 to 9/30/25	$21.68	0.37	1.59	1.96	(0.88)	(0.48)	(1.36)	—	0.60	$22.28	9.43%	$131,700	1.26% (11)	1.43%	1.71%	47% (12)
10/1/23 to 9/30/24	18.14	0.54	3.52	4.06	(0.52)	—	(0.52)	—	3.54	21.68	22.81	109,508	1.20	1.35	2.75	17
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19	1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (9)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (9)	1.36	2.21	25
Class C
10/1/24 to 9/30/25	$18.09	0.17	1.33	1.50	(0.66)	(0.48)	(1.14)	—	0.36	$18.45	8.66%	$2,518	2.00% (11)	2.23%	0.97%	47% (12)
10/1/23 to 9/30/24	15.20	0.33	2.93	3.26	(0.37)	—	(0.37)	—	2.89	18.09	21.82	2,756	1.95	2.16	2.03	17
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94	2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (9)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (9)	2.13	1.52	25
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class I
10/1/24 to 9/30/25	$21.62	0.42	1.59	2.01	(0.96)	(0.48)	(1.44)	—	0.57	$22.19	9.78%	$18,515	1.01% (11)	1.17%	1.97%	47% (12)
10/1/23 to 9/30/24	18.02	0.58	3.50	4.08	(0.48)	—	(0.48)	—	3.60	21.62	23.06	13,432	0.95	1.10	3.02	17
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94	1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (9)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (9)	1.11	2.43	25
Class R6
10/1/24 to 9/30/25	$21.47	0.38	1.63	2.01	(1.04)	(0.48)	(1.52)	—	0.49	$21.96	9.83%	$18,042	0.99% (11)(13)	1.17%	1.77%	47% (12)
10/1/23 to 9/30/24	17.98	0.59	3.49	4.08	(0.59)	—	(0.59)	—	3.49	21.47	23.17	2,277	0.91	1.02	3.03	17
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90	1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (9)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (9)	1.03	2.44	25

KAR Mid-Cap Core Fund
Class A
10/1/24 to 9/30/25	$59.97	(0.19)	(0.46)	(0.65)	—	—	—	—	(0.65)	$59.32	(1.08) %	$160,713	1.20%	1.27%	(0.32) %	16%
10/1/23 to 9/30/24	50.46	(0.13)	10.97	10.84	—	(1.33)	(1.33)	—	9.51	59.97	21.82	166,293	1.20	1.29	(0.23)	17
10/1/22 to 9/30/23	41.93	(0.05)	8.69	8.64	—	(0.11)	(0.11)	—	8.53	50.46	20.63	111,714	1.21 (9)	1.32	(0.11)	21
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (9)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
Class C
10/1/24 to 9/30/25	$53.38	(0.56)	(0.41)	(0.97)	—	—	—	—	(0.97)	$52.41	(1.82) %	$70,393	1.95%	2.03%	(1.08) %	16%
10/1/23 to 9/30/24	45.38	(0.48)	9.81	9.33	—	(1.33)	(1.33)	—	8.00	53.38	20.91	82,803	1.95	2.04	(0.98)	17
10/1/22 to 9/30/23	38.00	(0.38)	7.87	7.49	—	(0.11)	(0.11)	—	7.38	45.38	19.73	64,053	1.96 (9)	2.07	(0.87)	21
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (9)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
Class I
10/1/24 to 9/30/25	$61.97	(0.04)	(0.48)	(0.52)	—	—	—	—	(0.52)	$61.45	(0.84) %	$2,296,119	0.95%	1.02%	(0.07) %	16%
10/1/23 to 9/30/24	51.97	0.01	11.32	11.33	—	(1.33)	(1.33)	—	10.00	61.97	22.13	2,528,865	0.95	1.03	0.02	17
10/1/22 to 9/30/23	43.07	0.07	8.94	9.01	—	(0.11)	(0.11)	—	8.90	51.97	20.94	1,639,765	0.96 (9)	1.07	0.14	21
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (9)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
Class R6
10/1/24 to 9/30/25	$62.32	0.01	(0.48)	(0.47)	—	—	—	—	(0.47)	$61.85	(0.75) %	$158,025	0.87%	0.93%	0.02%	16%
10/1/23 to 9/30/24	52.21	0.06	11.38	11.44	—	(1.33)	(1.33)	—	10.11	62.32	22.24	128,347	0.87	0.94	0.11	17
10/1/22 to 9/30/23	43.24	0.11	8.97	9.08	—	(0.11)	(0.11)	—	8.97	52.21	21.02	45,941	0.88 (9)	0.97	0.21	21
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (9)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Mid-Cap Growth Fund
Class A
10/1/24 to 9/30/25	$59.82	(0.41)	0.55	0.14	—	—	—	—	0.14	$59.96	0.23%	$247,229	1.26% (8)	1.26%	(0.69) %	27%
10/1/23 to 9/30/24	50.22	(0.40)	10.00	9.60	—	—	—	—	9.60	59.82	19.12	299,317	1.27 (8)	1.27	(0.73)	13
10/1/22 to 9/30/23	43.47	(0.30)	7.05	6.75	—	—	—	—	6.75	50.22	15.53	302,747	1.25 (8)	1.25	(0.61)	13
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	(1.04)	(1.04)	— (10)	(27.90)	43.47	(38.15) (14)	301,043	1.25 (8)(9)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (8)	1.24	(0.91)	17
Class C
10/1/24 to 9/30/25	$44.90	(0.65)	0.41	(0.24)	—	—	—	—	(0.24)	$44.66	(0.53) %	$38,166	2.04% (8)	2.04%	(1.46) %	27%
10/1/23 to 9/30/24	37.99	(0.63)	7.54	6.91	—	—	—	—	6.91	44.90	18.19	50,587	2.04 (8)	2.04	(1.50)	13
10/1/22 to 9/30/23	33.14	(0.51)	5.36	4.85	—	—	—	—	4.85	37.99	14.63	54,318	2.03 (8)	2.03	(1.39)	13
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	(1.04)	(1.04)	— (10)	(21.97)	33.14	(38.65) (14)	59,318	2.05 (8)(9)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (8)	1.99	(1.66)	17
Class I
10/1/24 to 9/30/25	$62.60	(0.27)	0.57	0.30	—	—	—	—	0.30	$62.90	0.48%	$587,543	1.03% (8)	1.03%	(0.44) %	27%
10/1/23 to 9/30/24	52.43	(0.29)	10.46	10.17	—	—	—	—	10.17	62.60	19.40	945,836	1.03 (8)	1.03	(0.50)	13
10/1/22 to 9/30/23	45.29	(0.20)	7.34	7.14	—	—	—	—	7.14	52.43	15.77	1,041,379	1.02 (8)	1.02	(0.39)	13
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	(1.04)	(1.04)	— (10)	(28.85)	45.29	(38.00) (14)	1,134,777	1.01 (8)(9)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (8)	1.00	(0.66)	17
Class R6
10/1/24 to 9/30/25	$63.43	(0.15)	0.58	0.43	—	—	—	—	0.43	$63.86	0.68%	$55,515	0.83%	0.93%	(0.24) %	27%
10/1/23 to 9/30/24	53.02	(0.17)	10.58	10.41	—	—	—	—	10.41	63.43	19.63	89,099	0.83	0.92	(0.30)	13
10/1/22 to 9/30/23	45.71	(0.10)	7.41	7.31	—	—	—	—	7.31	53.02	15.99	90,609	0.82	0.91	(0.19)	13
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	(1.04)	(1.04)	— (10)	(28.97)	45.71	(37.89) (14)	89,056	0.84 (9)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17

KAR Small-Cap Core Fund
Class A
10/1/24 to 9/30/25	$54.70	0.10	(1.55)	(1.45)	(0.03)	(2.20)	(2.23)	—	(3.68)	$51.02	(2.76) %	$182,119	1.29%	1.29%	0.18%	13%
10/1/23 to 9/30/24	43.66	— (10)	13.12	13.12	(0.21)	(1.87)	(2.08)	—	11.04	54.70	30.83	186,407	1.27	1.27	— (15)	5
10/1/22 to 9/30/23	37.42	0.08	8.84	8.92	(0.07)	(2.61)	(2.68)	—	6.24	43.66	24.88	146,983	1.27	1.27	0.20	10
10/1/21 to 9/30/22	47.98	— (10)	(4.72)	(4.72)	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (9)	1.27	— (15)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
Class C
10/1/24 to 9/30/25	$40.16	(0.20)	(1.11)	(1.31)	—	(2.20)	(2.20)	—	(3.51)	$36.65	(3.44) %	$27,701	1.99%	1.99%	(0.52) %	13%
10/1/23 to 9/30/24	32.61	(0.26)	9.71	9.45	(0.03)	(1.87)	(1.90)	—	7.55	40.16	29.88	57,270	1.99	1.99	(0.72)	5
10/1/22 to 9/30/23	28.70	(0.16)	6.68	6.52	—	(2.61)	(2.61)	—	3.91	32.61	23.98	59,235	1.99	1.99	(0.52)	10
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (9)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Cap Core Fund (Continued)
Class I
10/1/24 to 9/30/25	$59.66	0.27	(1.69)	(1.42)	(0.12)	(2.20)	(2.32)	—	(3.74)	$55.92	(2.48) %	$1,368,928	1.00%	1.00%	0.47%	13%
10/1/23 to 9/30/24	47.37	0.14	14.29	14.43	(0.27)	(1.87)	(2.14)	—	12.29	59.66	31.21	1,491,926	1.01	1.01	0.27	5
10/1/22 to 9/30/23	40.33	0.21	9.55	9.76	(0.11)	(2.61)	(2.72)	—	7.04	47.37	25.20	1,146,747	1.00	1.00	0.47	10
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (9)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
Class R6
10/1/24 to 9/30/25	$59.98	0.32	(1.70)	(1.38)	(0.20)	(2.20)	(2.40)	—	(3.78)	$56.20	(2.41) %	$520,662	0.92%	0.92%	0.55%	13%
10/1/23 to 9/30/24	47.62	0.19	14.36	14.55	(0.32)	(1.87)	(2.19)	—	12.36	59.98	31.31	589,332	0.92	0.92	0.36	5
10/1/22 to 9/30/23	40.53	0.25	9.60	9.85	(0.15)	(2.61)	(2.76)	—	7.09	47.62	25.30	388,523	0.92	0.92	0.55	10
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (9)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16

KAR Small-Cap Growth Fund
Class A
10/1/24 to 9/30/25	$34.50	(0.15)	(4.82)	(4.97)	—	(3.43)	(3.43)	—	(8.40)	$26.10	(16.21) %	$271,816	1.39% (8)	1.39%	(0.49) %	18%
10/1/23 to 9/30/24	31.53	(0.20)	4.93	4.73	—	(1.76)	(1.76)	—	2.97	34.50	15.66	402,782	1.38 (8)	1.38	(0.63)	21
10/1/22 to 9/30/23	32.27	(0.20)	4.50	4.30	—	(5.04)	(5.04)	—	(0.74)	31.53	15.15	416,428	1.36 (8)	1.36	(0.62)	7
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (8)(9)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (8)	1.34	(0.97)	11
Class C
10/1/24 to 9/30/25	$27.29	(0.29)	(3.66)	(3.95)	—	(3.43)	(3.43)	—	(7.38)	$19.91	(16.81) %	$38,691	2.11% (8)	2.11%	(1.20) %	18%
10/1/23 to 9/30/24	25.47	(0.34)	3.92	3.58	—	(1.76)	(1.76)	—	1.82	27.29	14.83	103,291	2.10 (8)	2.10	(1.36)	21
10/1/22 to 9/30/23	27.18	(0.35)	3.68	3.33	—	(5.04)	(5.04)	—	(1.71)	25.47	14.31	136,793	2.08 (8)	2.08	(1.36)	7
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (8)(9)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (8)	2.05	(1.68)	11
Class I
10/1/24 to 9/30/25	$36.34	(0.07)	(5.12)	(5.19)	—	(3.43)	(3.43)	—	(8.62)	$27.72	(15.98) %	$1,211,113	1.12% (8)	1.12%	(0.21) %	18%
10/1/23 to 9/30/24	33.04	(0.12)	5.18	5.06	—	(1.76)	(1.76)	—	3.30	36.34	15.96	2,189,638	1.11 (8)	1.11	(0.36)	21
10/1/22 to 9/30/23	33.50	(0.12)	4.70	4.58	—	(5.04)	(5.04)	—	(0.46)	33.04	15.47	2,534,160	1.09 (8)	1.09	(0.36)	7
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (8)(9)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (8)	1.07	(0.70)	11
Class R6
10/1/24 to 9/30/25	$36.67	(0.04)	(5.18)	(5.22)	—	(3.43)	(3.43)	—	(8.65)	$28.02	(15.91) %	$149,286	1.01% (8)	1.01%	(0.11) %	18%
10/1/23 to 9/30/24	33.29	(0.08)	5.22	5.14	—	(1.76)	(1.76)	—	3.38	36.67	16.08	227,880	1.00 (8)	1.00	(0.25)	21
10/1/22 to 9/30/23	33.68	(0.08)	4.73	4.65	—	(5.04)	(5.04)	—	(0.39)	33.29	15.61	225,962	0.99 (8)	0.99	(0.23)	7
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (8)(9)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (8)	0.98	(0.58)	11
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Cap Value Fund
Class A
10/1/24 to 9/30/25	$26.30	0.05	(0.25)	(0.20)	(0.12)	(1.06)	(1.18)	—	(1.38)	$24.92	(0.88) %	$88,271	1.22% (8)	1.22%	0.21%	12%
10/1/23 to 9/30/24	21.74	0.12	5.13	5.25	(0.12)	(0.57)	(0.69)	—	4.56	26.30	24.49	100,388	1.21 (8)	1.21	0.50	6
10/1/22 to 9/30/23	20.31	0.12	1.98	2.10	(0.09)	(0.58)	(0.67)	—	1.43	21.74	10.42	88,472	1.21 (8)	1.21	0.53	11
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (8)(9)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (8)	1.20	0.14	13
Class C
10/1/24 to 9/30/25	$25.17	(0.14)	(0.24)	(0.38)	—	(1.06)	(1.06)	—	(1.44)	$23.73	(1.66) %	$9,832	1.99% (8)	1.99%	(0.55) %	12%
10/1/23 to 9/30/24	20.88	(0.06)	4.92	4.86	—	(0.57)	(0.57)	—	4.29	25.17	23.56	11,994	1.98 (8)	1.98	(0.28)	6
10/1/22 to 9/30/23	19.59	(0.05)	1.92	1.87	—	(0.58)	(0.58)	—	1.29	20.88	9.59	12,289	1.97 (8)	1.97	(0.23)	11
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (8)(9)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (8)	1.96	(0.60)	13
Class I
10/1/24 to 9/30/25	$26.42	0.11	(0.25)	(0.14)	(0.19)	(1.06)	(1.25)	—	(1.39)	$25.03	(0.67) %	$621,677	0.99% (8)	0.99%	0.45%	12%
10/1/23 to 9/30/24	21.80	0.18	5.16	5.34	(0.15)	(0.57)	(0.72)	—	4.62	26.42	24.87	614,613	0.96 (8)	0.96	0.74	6
10/1/22 to 9/30/23	20.36	0.17	1.98	2.15	(0.13)	(0.58)	(0.71)	—	1.44	21.80	10.65	572,969	0.98 (8)	0.98	0.78	11
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (8)(9)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (8)	0.96	0.38	13
Class R6
10/1/24 to 9/30/25	$26.51	0.14	(0.26)	(0.12)	(0.19)	(1.06)	(1.25)	—	(1.37)	$25.14	(0.58) %	$40,127	0.89% (8)	0.89%	0.55%	12%
10/1/23 to 9/30/24	21.91	0.20	5.18	5.38	(0.21)	(0.57)	(0.78)	—	4.60	26.51	24.94	51,597	0.90 (8)	0.90	0.82	6
10/1/22 to 9/30/23	20.39	0.19	1.99	2.18	(0.08)	(0.58)	(0.66)	—	1.52	21.91	10.78	47,355	0.89 (8)	0.89	0.85	11
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (8)(9)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (8)	0.89	0.46	13

KAR Small-Mid Cap Core Fund
Class A
10/1/24 to 9/30/25	$20.74	(0.06)	(0.57)	(0.63)	—	(0.09)	(0.09)	—	(0.72)	$20.02	(3.05) %	$69,115	1.24% (8)	1.24%	(0.28) %	15%
10/1/23 to 9/30/24	16.49	(0.04)	4.29	4.25	—	—	—	—	4.25	20.74	25.77	71,957	1.25 (8)	1.25	(0.24)	7
10/1/22 to 9/30/23	13.53	(0.05)	3.01	2.96	—	—	—	—	2.96	16.49	21.88	52,713	1.26 (8)(16)	1.26	(0.29)	18
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (8)(9)(16)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
Class C
10/1/24 to 9/30/25	$19.74	(0.20)	(0.55)	(0.75)	—	(0.09)	(0.09)	—	(0.84)	$18.90	(3.81) %	$46,106	2.00% (8)	2.00%	(1.04) %	15%
10/1/23 to 9/30/24	15.81	(0.18)	4.11	3.93	—	—	—	—	3.93	19.74	24.86	50,413	2.01 (8)	2.01	(1.00)	7
10/1/22 to 9/30/23	13.07	(0.16)	2.90	2.74	—	—	—	—	2.74	15.81	20.96	35,836	2.04 (8)(16)	2.03	(1.07)	18
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (8)(9)(16)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (8)(16)	2.03	(1.52)	7
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class I
10/1/24 to 9/30/25	$21.08	— (10)	(0.59)	(0.59)	—	(0.09)	(0.09)	—	(0.68)	$20.40	(2.81) %	$1,807,526	0.98% (8)	0.98%	(0.02) %	15%
10/1/23 to 9/30/24	16.71	— (10)	4.37	4.37	—	—	—	—	4.37	21.08	26.15	1,875,537	0.99 (8)	0.99	0.02	7
10/1/22 to 9/30/23	13.68	(0.01)	3.04	3.03	—	—	—	—	3.03	16.71	22.15	1,178,304	1.01 (8)(16)	1.01	(0.04)	18
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (8)(9)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (10)	—	— (10)	—	4.31	18.82	29.72	1,168,320	1.02 (8)(16)	1.01	(0.49)	7
Class R6
10/1/24 to 9/30/25	$21.17	0.01	(0.58)	(0.57)	—	(0.09)	(0.09)	—	(0.66)	$20.51	(2.70) %	$223,228	0.89% (8)	0.89%	0.07%	15%
10/1/23 to 9/30/24	16.78	0.02	4.37	4.39	—	—	—	—	4.39	21.17	26.16	227,985	0.90 (8)	0.90	0.11	7
10/1/22 to 9/30/23	13.71	0.01	3.06	3.07	—	—	—	—	3.07	16.78	22.39	66,911	0.92 (8)(16)	0.92	0.09	18
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (8)(9)(16)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (8)(16)	0.92	(0.44)	7

KAR Small-Mid Cap Growth Fund
Class A
10/1/24 to 9/30/25	$11.06	(0.08)	(0.04)	(0.12)	—	—	—	—	(0.12)	$10.94	(1.09) %	$484	1.30%	2.26%	(0.73) %	24%
10/1/23 to 9/30/24	9.10	(0.07)	2.03	1.96	—	—	—	—	1.96	11.06	21.54	613	1.31 (17)	2.13	(0.75)	37
10/1/22 to 9/30/23	7.73	(0.06)	1.43	1.37	—	—	—	—	1.37	9.10	17.72	3,321	1.30	2.25	(0.61)	14
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (9)	2.77	(1.04)	27
12/8/20(18) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (19)
Class C
10/1/24 to 9/30/25	$10.75	(0.17)	(0.02)	(0.19)	—	—	—	—	(0.19)	$10.56	(1.77) %	$22	2.05%	3.08%	(1.58) %	24%
10/1/23 to 9/30/24	8.91	(0.13)	1.97	1.84	—	—	—	—	1.84	10.75	20.65	126	2.06 (17)	2.82	(1.35)	37
10/1/22 to 9/30/23	7.63	(0.12)	1.40	1.28	—	—	—	—	1.28	8.91	16.78	101	2.05	2.92	(1.45)	14
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (9)	3.44	(1.77)	27
12/8/20(18) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (19)
Class I
10/1/24 to 9/30/25	$11.17	(0.05)	(0.04)	(0.09)	—	—	—	—	(0.09)	$11.08	(0.81) %	$3,234	1.05%	2.05%	(0.47) %	24%
10/1/23 to 9/30/24	9.17	(0.04)	2.04	2.00	—	—	—	—	2.00	11.17	21.81	3,501	1.06 (17)	1.85	(0.36)	37
10/1/22 to 9/30/23	7.77	(0.04)	1.44	1.40	—	—	—	—	1.40	9.17	18.02	2,715	1.05	1.98	(0.42)	14
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (9)	2.58	(0.76)	27
12/8/20(18) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (19)
Class R6
10/1/24 to 9/30/25	$11.19	(0.04)	(0.04)	(0.08)	—	—	—	—	(0.08)	$11.11	(0.71) %	$3,830	0.99%	1.92%	(0.40) %	24%
10/1/23 to 9/30/24	9.18	(0.03)	2.04	2.01	—	—	—	—	2.01	11.19	21.90	3,805	1.00 (17)	1.72	(0.30)	37
10/1/22 to 9/30/23	7.78	(0.03)	1.43	1.40	—	—	—	—	1.40	9.18	17.99	3,127	0.99	1.86	(0.38)	14
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (9)	2.45	(0.71)	27
12/8/20(18) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (19)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Value Fund
Class A
10/1/24 to 9/30/25	$10.53	0.01	(0.28)	(0.27)	(0.04)	—	(0.04)	—	(0.31)	$10.22	(2.59) %	$1,381	1.17%	2.56%	0.11%	20%
10/1/23 to 9/30/24	8.49	0.04	2.04	2.08	(0.04)	—	(0.04)	—	2.04	10.53	24.61	1,615	1.17	2.29	0.38	8
10/1/22 to 9/30/23	7.77	0.05	0.72	0.77	(0.05)	—	(0.05)	—	0.72	8.49	9.96	1,207	1.17	2.20	0.56	15
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (9)	4.12	0.29	19
8/3/21(18) to 9/30/21	10.00	— (10)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/24 to 9/30/25	$10.42	(0.07)	(0.29)	(0.36)	—	—	—	—	(0.36)	$10.06	(3.45) %	$113	1.92%	3.32%	(0.65) %	20%
10/1/23 to 9/30/24	8.42	(0.04)	2.04	2.00	—	—	—	—	2.00	10.42	23.75	110	1.92	3.05	(0.38)	8
10/1/22 to 9/30/23	7.71	(0.02)	0.73	0.71	—	—	—	—	0.71	8.42	9.21	87	1.92	2.96	(0.20)	15
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (9)	4.86	(0.46)	19
8/3/21(18) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/24 to 9/30/25	$10.58	0.04	(0.30)	(0.26)	(0.06)	—	(0.06)	—	(0.32)	$10.26	(2.51) %	$896	0.92%	2.43%	0.35%	20%
10/1/23 to 9/30/24	8.52	0.06	2.07	2.13	(0.07)	—	(0.07)	—	2.06	10.58	25.07	1,142	0.92	2.17	0.61	8
10/1/22 to 9/30/23	7.76	0.07	0.73	0.80	(0.04)	—	(0.04)	—	0.76	8.52	10.29	1,150	0.92	2.07	0.81	15
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (9)	3.89	0.47	19
8/3/21(18) to 9/30/21	10.00	— (10)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/24 to 9/30/25	$10.63	0.05	(0.30)	(0.25)	(0.07)	—	(0.07)	—	(0.32)	$10.31	(2.37) %	$3,166	0.82%	2.29%	0.46%	20%
10/1/23 to 9/30/24	8.56	0.07	2.08	2.15	(0.08)	—	(0.08)	—	2.07	10.63	25.18	3,683	0.82	2.01	0.72	8
10/1/22 to 9/30/23	7.78	0.08	0.73	0.81	(0.03)	—	(0.03)	—	0.78	8.56	10.37	3,313	0.82	1.92	0.90	15
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (9)	3.83	0.63	19
8/3/21(18) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Global Growth Fund
Class A
10/1/24 to 9/30/25	$29.16	(0.11)	0.63	0.52	—	(6.22)	(6.22)	—	(5.70)	$23.46	2.36%	$100,476	1.26% (20)	1.37%	(0.46) %	37%
10/1/23 to 9/30/24	23.54	(0.09)	5.71	5.62	—	—	—	—	5.62	29.16	23.87	121,754	1.27 (20)(21)	1.45	(0.32)	32 (22)
10/1/22 to 9/30/23	19.49	(0.11)	4.70	4.59	—	(0.54)	(0.54)	—	4.05	23.54	23.95	22,363	1.34 (21)	1.46	(0.48)	24
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (9)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
Class C
10/1/24 to 9/30/25	$26.48	(0.26)	0.55	0.29	—	(6.22)	(6.22)	—	(5.93)	$20.55	1.60%	$4,354	2.01% (20)	2.13%	(1.22) %	37%
10/1/23 to 9/30/24	21.54	(0.27)	5.21	4.94	—	—	—	—	4.94	26.48	22.93	7,994	2.02 (20)(21)	2.17	(1.11)	32 (22)
10/1/22 to 9/30/23	18.01	(0.26)	4.33	4.07	—	(0.54)	(0.54)	—	3.53	21.54	23.01	3,726	2.09 (21)	2.18	(1.25)	24
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (8)(9)(16)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class I
10/1/24 to 9/30/25	$29.62	(0.06)	0.65	0.59	—	(6.22)	(6.22)	—	(5.63)	$23.99	2.60%	$41,248	1.01% (20)	1.13%	(0.24) %	37%
10/1/23 to 9/30/24	23.85	(0.02)	5.79	5.77	—	—	—	—	5.77	29.62	24.19	107,559	1.02 (20)(21)	1.19	(0.08)	32 (22)
10/1/22 to 9/30/23	19.69	(0.06)	4.76	4.70	—	(0.54)	(0.54)	—	4.16	23.85	24.27	24,356	1.09 (21)	1.19	(0.26)	24
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (9)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
Class R6
10/1/24 to 9/30/25	$30.78	(0.03)	0.67	0.64	—	(6.22)	(6.22)	—	(5.58)	$25.20	2.68%	$75,439	0.91% (20)	1.04%	(0.11) %	37%
10/1/23 to 9/30/24	24.75	— (10)	6.03	6.03	—	—	—	—	6.03	30.78	24.36	101,757	0.90 (20)	1.04	— (15)	32 (22)
10/1/22 to 9/30/23	20.38	(0.01)	4.92	4.91	—	(0.54)	(0.54)	—	4.37	24.75	24.49	60,430	0.90	1.06	(0.05)	24
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (9)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40

Tactical Allocation Fund
Class A
10/1/24 to 9/30/25	$11.94	0.20	0.54	0.74	(0.21)	(1.23)	(1.44)	—	(0.70)	$11.24	7.04%	$603,217	0.99% (20)	1.07%	1.78%	46%
10/1/23 to 9/30/24	9.53	0.15	2.50	2.65	(0.16)	(0.08)	(0.24)	—	2.41	11.94	28.01	634,143	0.99	1.07	1.42	37
10/1/22 to 9/30/23	8.89	0.12	1.22	1.34	(0.12)	(0.58)	(0.70)	—	0.64	9.53	15.81	557,103	0.99	1.07	1.26	23
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (9)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (9)	1.07	0.30	46
Class C
10/1/24 to 9/30/25	$12.23	0.12	0.56	0.68	(0.12)	(1.23)	(1.35)	—	(0.67)	$11.56	6.23%	$6,181	1.75% (20)	1.88%	1.01%	46%
10/1/23 to 9/30/24	9.75	0.07	2.56	2.63	(0.07)	(0.08)	(0.15)	—	2.48	12.23	27.08	7,866	1.75	1.87	0.65	37
10/1/22 to 9/30/23	9.08	0.05	1.24	1.29	(0.04)	(0.58)	(0.62)	—	0.67	9.75	14.92	9,183	1.75	1.87	0.49	23
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (9)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (9)	1.88	(0.46)	46
Class I
10/1/24 to 9/30/25	$11.91	0.22	0.54	0.76	(0.24)	(1.23)	(1.47)	—	(0.71)	$11.20	7.22%	$23,632	0.76% (20)	0.87%	2.02%	46%
10/1/23 to 9/30/24	9.50	0.18	2.49	2.67	(0.18)	(0.08)	(0.26)	—	2.41	11.91	28.39	24,000	0.76	0.87	1.65	37
10/1/22 to 9/30/23	8.86	0.14	1.22	1.36	(0.14)	(0.58)	(0.72)	—	0.64	9.50	16.11	22,540	0.76	0.86	1.49	23
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (9)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (9)	0.86	0.55	46
Class R6
10/1/24 to 9/30/25	$11.89	0.24	0.54	0.78	(0.26)	(1.23)	(1.49)	—	(0.71)	$11.18	7.41%	$1,498	0.60% (20)	0.76%	2.17%	46%
10/1/23 to 9/30/24	9.49	0.20	2.48	2.68	(0.20)	(0.08)	(0.28)	—	2.40	11.89	28.52	1,582	0.60	0.76	1.83	37
10/1/22 to 9/30/23	8.87	0.15	1.22	1.37	(0.17)	(0.58)	(0.75)	—	0.62	9.49	16.26	1,537	0.60	0.77	1.57	23
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (9)	0.70	1.00	24
10/20/20(18) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (9)	0.86	0.70	46 (19)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	The share class is currently under its expense limitation.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	Net expense ratio includes reorganization expenses.
(12)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $15,742 and $17,276, respectively. Please see Note 12 in Notes to Financial Statements.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Payment from affiliates had no impact on total return.
(15)	Amount is less than 0.005%.
(16)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.99% (Class R6).
(18)	Inception date.
(19)	Portfolio turnover is representative of the Fund for the entire period.
(20)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(21)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(22)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $201,512 and $200,030, respectively. Please see Note 12 in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 12 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$2,085	$2,085	$ —
SGA Global Growth Fund	4,348	4,348	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$2,181
SGA Global Growth Fund	Money Market Mutual Fund	4,459
K.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”) (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	$500+ Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
During the year ended September 30, 2025, the Tactical Allocation Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the year ended September 30, 2025, the waiver amounted to $5 for the Tactical Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Global Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolios)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)

(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026, and KAR Equity Income Fund through September 12, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.78 (1)
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Global Growth Fund	1.25	2.00	1.00	0.90
Tactical Allocation Fund	0.99	1.75	0.76	0.60

(1)	Effective July 28, 2025. For the period October 1, 2024 through July 27, 2025, the expense cap for Class R6 shares was 0.91%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:
	Expiration
Fund	2026	2027	2028	Total
KAR Capital Growth Fund
Class R6	$3	$3	$16	$22

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Expiration
Fund	2026	2027	2028	Total
KAR Equity Income Fund
Class A	$153	$156	$181	$490
Class C	8	6	5	19
Class I	38	21	21	80
Class R6	2	2	11	15
KAR Mid-Cap Core Fund
Class A	104	127	117	348
Class C	69	65	58	192
Class I	1,471	1,764	1,763	4,998
Class R6	29	53	83	165
KAR Mid-Cap Growth Fund
Class R6	80	81	72	233
KAR Small-Mid Cap Growth Fund
Class A	21	14	5	40
Class C	1	1	1	3
Class I	21	24	35	80
Class R6	26	25	36	87
KAR Small-Mid Cap Value Fund
Class A	12	16	21	49
Class C	1	1	2	4
Class I	10	14	15	39
Class R6	35	42	50	127
SGA Global Growth Fund
Class A	26	143	124	293
Class C	3	10	7	20
Class I	26	126	82	234
Class R6	102	137	112	351
Tactical Allocation Fund
Class A	474	471	465	1,410
Class C	12	11	9	32
Class I	24	26	25	75
Class R6	1	2	2	5
During the year ended September 30, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$—	$— (1)	$— (1)
KAR Small-Mid Cap Growth Fund	— (1)	—	— (1)
SGA Global Growth Fund	— (1)	—	— (1)

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2025, it retained net commissions of $172 for Class A shares and CDSC of $2 and $25 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2025, the Funds incurred administration fees totaling $12,511 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2025, the Funds incurred transfer agent fees totaling $5,602 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Affiliated Shareholders
At September 30, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class C	10,000	$101
Class R6	306,571	3,161
H.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the year ended September 30, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Fund
Affiliated Exchange-Traded Fund—0.4%
Virtus Newfleet ABS/MBS ETF(3)	$—	$2,343	$—	$—	$(10)	$2,333	95,902	$44	$—
Affiliated Mutual Funds—12.9%
Virtus Newfleet ABS MACS(3)	—	25,584	1,852	(— )(4)	(73)	23,659	2,373,054	800	—
Virtus Newfleet CMBS MACS(3)	—	17,147	5,570	15	70	11,662	1,160,421	498	—
Virtus Newfleet Floating Rate MACS(3)	—	18,972	9,328	(88)	(205)	9,351	956,158	391	—
Virtus Newfleet High Yield MACS(3)	—	10,687	1,018	(25)	(60)	9,584	965,094	479	—
Virtus Newfleet RMBS MACS(3)	—	38,265	10,659	66	331	28,003	2,767,093	1,001	—
	$—	$110,655	$28,427	$(32)	$63	$82,259		$3,169	$—
Total	$—	$112,998	$28,427	$(32)	$53	$84,592		$3,213	$—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
(1)
The Tactical Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2025, the Fund was the owner of record of 69% of the Virtus Newfleet Residential Mortgage-Backed Securities Fund, 68% of the Virtus Newfleet Commercial Mortgage-Backed Securities
Completion Fund, 62% of the Virtus Newfleet Asset-Backed Securities Completion Fund, 60% of the Virtus Newfleet Floating Rate Completion Fund, 44% of the
Virtus Newfleet High Yield Completion Fund and the owner of record of less than 10% of the Virtus Newfleet ABS/MBS ETF.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500 (not in thousands).
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended September 30, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—12.8%
Dream Finders Homes, Inc.(1)	$123,679	$6,331	$13,335	$(2,162)	$(60,742)	$—	—	$—	$—
Endava plc(2)	57,792	59,799	13,358	(36,269)	(33,781)	34,183	3,756,400	—	—
Enerpac Tool Group Corp.(1)	137,459	—	45,497	5,109	(19,454)	—	—	131	—
Goosehead Insurance, Inc.(1)	133,960	—	55,581	26,274	(63,237)	—	—	7,642	—
Holley, Inc.(3)	18,276	—	13,899	(35,460)	31,083	—	—	—	—
National Research Corp.	45,903	—	3,103	(4,213)	(15,466)	23,121	1,809,145	940	—
Omega Flex, Inc.	37,931	184	7,451	(5,329)	(8,348)	16,987	544,729	881	—
Onestream, Inc.(1)	100,778	42,620	19,308	(5,059)	(20,135)	—	—	—	—
Revolve Group, Inc.(1)	79,834	17,562	29,203	(2,858)	2,224	—	—	—	—
Smith Douglas Homes Corp.(1)	48,885	—	9,538	(3,558)	(18,622)	—	—	—	—
Triumph Financial, Inc.(2)	136,384	—	30,676	(500)	(39,973)	65,235	1,303,659	—	—
U.S. Physical Therapy, Inc.(4)	—	31,425	23,530	(4,767)	9,102	73,635	866,801	1,294	—
Total	$920,881	$157,921	$264,479	$(68,792)	$(237,349)	$213,161		$10,888	$—

(1)	Issuer is not an affiliated investment of the Fund at September 30, 2025.
(2)	Non-income producing.
(3)	Security was not an investment of the Fund at September 30, 2025.
(4)	Issuer was not an affiliated investment of the Fund at September 30, 2024.
I.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2025.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2025, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$75,865	$113,577
KAR Equity Income Fund	62,797	60,260
KAR Mid-Cap Core Fund	432,408	625,640
KAR Mid-Cap Growth Fund	310,992	754,967
KAR Small-Cap Core Fund	260,071	372,782
KAR Small-Cap Growth Fund	405,677	1,261,733
KAR Small-Cap Value Fund	87,735	107,173
KAR Small-Mid Cap Core Fund	360,825	322,442
KAR Small-Mid Cap Growth Fund	1,846	1,993
KAR Small-Mid Cap Value Fund	1,180	1,676
SGA Global Growth Fund	97,815	219,331
Tactical Allocation Fund	308,972	278,870
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2025, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$21,490	$13,052
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	751	$14,694	499	$8,932	121	$2,568	89	$1,756
Shares issued-merger (See Note 12)	—	—	—	—	1,099	24,312	—	—
Reinvestment of distributions	3,555	71,427	1,620	28,943	291	6,148	141	2,645
Shares repurchased and cross class conversions	(2,891)	(59,890)	(3,364)	(66,811)	(653)	(13,895)	(761)	(14,831)
Net Increase / (Decrease)	1,415	$26,231	(1,245)	$(28,936)	858	$19,133	(531)	$(10,430)
Class C
Shares sold and cross class conversions	43	$507	57	$674	8	$144	13	$221
Shares issued-merger (See Note 12)	—	—	—	—	20	359	—	—
Reinvestment of distributions	53	567	20	215	8	143	5	73
Shares repurchased and cross class conversions	(85)	(987)	(71)	(852)	(52)	(923)	(86)	(1,393)
Net Increase / (Decrease)	11	$87	6	$37	(16)	$(277)	(68)	$(1,099)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	227	$5,026	197	$4,219	55	$1,181	63	$1,214
Shares issued-merger (See Note 12)	—	—	—	—	245	5,399	—	—
Reinvestment of distributions	190	4,110	86	1,626	40	844	18	339
Shares repurchased and cross class conversions	(379)	(8,546)	(370)	(7,486)	(127)	(2,665)	(290)	(5,548)
Net Increase / (Decrease)	38	$590	(87)	$(1,641)	213	$4,759	(209)	$(3,995)
Class R6
Shares sold and cross class conversions	1,258	$29,406	8	$186	615	$13,236	16	$294
Shares issued-merger (See Note 12)	—	—	—	—	132	2,877	—	—
Reinvestment of distributions	9	190	5	93	30	639	3	64
Shares repurchased and cross class conversions	(134)	(3,084)	(33)	(739)	(61)	(1,335)	(20)	(389)
Net Increase / (Decrease)	1,133	$26,512	(20)	$(460)	716	$15,417	(1)	$(31)

	KAR Mid-Cap Core Fund				KAR Mid-Cap Growth Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	664	$38,928	1,082	$59,428	217	$12,797	398	$21,169
Reinvestment of distributions	—	—	58	3,100	—	—	—	—
Shares repurchased and cross class conversions	(728)	(42,526)	(581)	(32,002)	(1,098)	(65,242)	(1,423)	(78,615)
Net Increase / (Decrease)	(64)	$(3,598)	559	$30,526	(881)	$(52,445)	(1,025)	$(57,446)
Class C
Shares sold and cross class conversions	224	$11,607	371	$18,218	26	$1,180	62	$2,543
Reinvestment of distributions	—	—	41	1,931	—	—	—	—
Shares repurchased and cross class conversions	(432)	(22,385)	(272)	(13,398)	(298)	(13,143)	(365)	(15,164)
Net Increase / (Decrease)	(208)	$(10,778)	140	$6,751	(272)	$(11,963)	(303)	$(12,621)
Class I
Shares sold and cross class conversions	9,950	$597,915	18,805	$1,059,809	1,448	$90,398	2,769	$158,751
Reinvestment of distributions	—	—	843	46,371	—	—	—	—
Shares repurchased and cross class conversions	(13,395)	(806,370)	(10,392)	(592,058)	(7,216)	(445,180)	(7,522)	(431,264)
Net Increase / (Decrease)	(3,445)	$(208,455)	9,256	$514,122	(5,768)	$(354,782)	(4,753)	$(272,513)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	KAR Mid-Cap Core Fund				KAR Mid-Cap Growth Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	1,229	$74,993	1,498	$85,698	343	$21,698	369	$21,506
Reinvestment of distributions	—	—	23	1,269	—	—	—	—
Shares repurchased and cross class conversions	(734)	(44,688)	(341)	(19,681)	(878)	(55,512)	(673)	(39,796)
Net Increase / (Decrease)	495	$30,305	1,180	$67,286	(535)	$(33,814)	(304)	$(18,290)

	KAR Small-Cap Core Fund				KAR Small-Cap Growth Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	599	$31,265	341	$16,692	1,795	$54,477	1,991	$62,443
Reinvestment of distributions	136	7,120	137	6,462	1,094	34,828	642	19,845
Shares repurchased and cross class conversions	(573)	(29,767)	(437)	(21,353)	(4,148)	(124,056)	(4,164)	(129,726)
Net Increase / (Decrease)	162	$8,618	41	$1,801	(1,259)	$(34,751)	(1,531)	$(47,438)
Class C
Shares sold and cross class conversions	18	$658	36	$1,294	180	$4,224	352	$8,787
Reinvestment of distributions	76	2,887	95	3,308	469	11,459	360	8,852
Shares repurchased and cross class conversions	(764)	(28,671)	(522)	(18,827)	(2,491)	(57,615)	(2,297)	(57,037)
Net Increase / (Decrease)	(670)	$(25,126)	(391)	$(14,225)	(1,842)	$(41,932)	(1,585)	$(39,398)
Class I
Shares sold and cross class conversions	2,387	$136,364	3,240	$172,752	8,626	$275,540	14,844	$487,435
Reinvestment of distributions	911	52,306	914	46,872	5,398	182,246	3,654	118,750
Shares repurchased and cross class conversions	(3,824)	(216,810)	(3,353)	(177,618)	(30,580)	(964,621)	(34,944)	(1,142,255)
Net Increase / (Decrease)	(526)	$(28,140)	801	$42,006	(16,556)	$(506,835)	(16,446)	$(536,070)
Class R6
Shares sold and cross class conversions	1,112	$63,432	2,714	$145,485	1,687	$53,689	2,123	$69,788
Reinvestment of distributions	220	12,659	161	8,306	385	13,121	255	8,348
Shares repurchased and cross class conversions	(1,893)	(108,151)	(1,208)	(64,180)	(2,959)	(94,591)	(2,952)	(97,253)
Net Increase / (Decrease)	(561)	$(32,060)	1,667	$89,611	(887)	$(27,781)	(574)	$(19,117)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	KAR Small-Cap Value Fund				KAR Small-Mid Cap Core Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	448	$11,453	304	$7,340	761	$15,349	1,135	$21,068
Reinvestment of distributions	166	4,256	111	2,657	16	311	—	—
Shares repurchased and cross class conversions	(888)	(22,672)	(669)	(15,976)	(794)	(15,878)	(862)	(16,038)
Net Increase / (Decrease)	(274)	$(6,963)	(254)	$(5,979)	(17)	$(218)	273	$5,030
Class C
Shares sold and cross class conversions	60	$1,478	39	$878	268	$5,129	858	$15,094
Reinvestment of distributions	20	495	14	316	12	227	—	—
Shares repurchased and cross class conversions	(142)	(3,451)	(165)	(3,735)	(395)	(7,481)	(570)	(9,910)
Net Increase / (Decrease)	(62)	$(1,478)	(112)	$(2,541)	(115)	$(2,125)	288	$5,184
Class I
Shares sold and cross class conversions	6,427	$164,948	3,320	$79,250	25,350	$517,791	37,795	$703,032
Reinvestment of distributions	1,030	26,542	697	16,664	385	7,895	—	—
Shares repurchased and cross class conversions	(5,882)	(150,937)	(7,034)	(168,383)	(26,120)	(532,305)	(19,305)	(361,007)
Net Increase / (Decrease)	1,575	$40,553	(3,017)	$(72,469)	(385)	$(6,619)	18,490	$342,025
Class R6
Shares sold and cross class conversions	322	$7,818	273	$6,676	3,031	$61,700	7,973	$146,263
Reinvestment of distributions	44	1,125	28	660	43	887	—	—
Shares repurchased and cross class conversions	(715)	(18,659)	(516)	(12,254)	(2,959)	(60,404)	(1,193)	(22,501)
Net Increase / (Decrease)	(349)	$(9,716)	(215)	$(4,918)	115	$2,183	6,780	$123,762

	KAR Small-Mid Cap Growth Fund				KAR Small-Mid Cap Value Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	17	$185	116	$1,113	1	$13	11	$107
Reinvestment of distributions	—	—	—	—	— (1)	1	— (1)	1
Shares repurchased and cross class conversions	(28)	(304)	(426)	(4,134)	(19)	(196)	(— ) (1)	(1)
Net Increase / (Decrease)	(11)	$(119)	(310)	$(3,021)	(18)	$(182)	11	$107
Class C
Shares sold and cross class conversions	— (1)	$4	1	$5	1	$7	1	$11
Shares repurchased and cross class conversions	(10)	(102)	(1)	(1)	(— ) (1)	(— ) (2)	(1)	(10)
Net Increase / (Decrease)	(10)	$(98)	— (1)	$4	1	$7	— (1)	$1

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	KAR Small-Mid Cap Growth Fund				KAR Small-Mid Cap Value Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	86	$981	127	$1,240	7	$75	35	$322
Reinvestment of distributions	—	—	—	—	— (1)	6	1	8
Shares repurchased and cross class conversions	(108)	(1,190)	(110)	(1,070)	(28)	(291)	(63)	(579)
Net Increase / (Decrease)	(22)	$(209)	17	$170	(21)	$(210)	(27)	$(249)
Class R6
Shares sold and cross class conversions	5	$51	7	$63	— (1)	$6	—	$—
Reinvestment of distributions	—	—	—	—	1	5	1	9
Shares repurchased and cross class conversions	(— ) (1)	(1)	(8)	(72)	(41)	(386)	(41)	(420)
Net Increase / (Decrease)	5	$50	(1)	$(9)	(40)	$(375)	(40)	$(411)

	SGA Global Growth Fund				Tactical Allocation Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	171	$4,140	140	$3,731	526	$5,766	517	$5,488
Shares issued-merger (See Note 12)	—	—	3,696	102,096	—	—	—	—
Reinvestment of distributions	1,013	23,135	—	—	6,627	70,444	1,110	12,103
Shares repurchased and cross class conversions	(1,076)	(25,960)	(610)	(16,577)	(6,562)	(73,095)	(7,007)	(75,626)
Net Increase / (Decrease)	108	$1,315	3,226	$89,250	591	$3,115	(5,380)	$(58,035)
Class C
Shares sold and cross class conversions	7	$159	6	$121	34	$384	32	$353
Shares issued-merger (See Note 12)	—	—	229	5,774	—	—	—	—
Reinvestment of distributions	77	1,551	—	—	76	826	11	119
Shares repurchased and cross class conversions	(174)	(3,879)	(107)	(2,660)	(218)	(2,463)	(342)	(3,830)
Net Increase / (Decrease)	(90)	$(2,169)	128	$3,235	(108)	$(1,253)	(299)	$(3,358)
Class I
Shares sold and cross class conversions	369	$9,947	447	$12,242	796	$8,783	405	$4,293
Shares issued-merger (See Note 12)	—	—	3,136	87,854	—	—	—	—
Reinvestment of distributions	731	17,031	—	—	270	2,864	52	570
Shares repurchased and cross class conversions	(3,012)	(77,351)	(972)	(27,103)	(971)	(10,799)	(814)	(8,768)
Net Increase / (Decrease)	(1,912)	$(50,373)	2,611	$72,993	95	$848	(357)	$(3,905)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	SGA Global Growth Fund				Tactical Allocation Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	48	$1,211	94	$2,697	17	$201	26	$281
Shares issued-merger (See Note 12)	—	—	2,261	65,779	—	—	—	—
Reinvestment of distributions	718	17,563	—	—	19	198	4	39
Shares repurchased and cross class conversions	(1,079)	(28,280)	(1,490)	(44,283)	(35)	(385)	(59)	(616)
Net Increase / (Decrease)	(313)	$(9,506)	865	$24,193	1	$14	(29)	$(296)

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Mid-Cap Core Fund	46%	4
KAR Mid-Cap Growth Fund	10	1
KAR Small-Cap Core Fund	11	1
KAR Small-Cap Growth Fund	13	1
KAR Small-Cap Value Fund	35	2
KAR Small-Mid Cap Core Fund	38	2
KAR Small-Mid Cap Growth Fund	68	2 *
KAR Small-Mid Cap Value Fund	86	3 *
SGA Global Growth Fund	15	1

*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	30%
KAR Mid-Cap Core Fund	Industrials	44
KAR Mid-Cap Growth Fund	Information Technology	31
KAR Small-Cap Core Fund	Financials	27
KAR Small-Cap Core Fund	Industrials	43
KAR Small-Cap Growth Fund	Financials	31
KAR Small-Cap Value Fund	Financials	29
KAR Small-Cap Value Fund	Industrials	41
KAR Small-Mid Cap Core Fund	Industrials	31
KAR Small-Mid Cap Growth Fund	Industrials	33
KAR Small-Mid Cap Value Fund	Industrials	42
SGA Global Growth Fund	Information Technology	37
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Capital Growth Fund	$1	$3,900	5.40%	1
KAR Mid-Cap Growth Fund	— (1)	2,400	5.39	1
KAR Small-Cap Growth Fund	1	7,200	5.18	1
SGA Global Growth Fund	5	4,308	5.54	8

(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$267,946	$414,750	$ (5,038)	$409,712
KAR Equity Income Fund	134,695	38,883	(2,141)	36,742
KAR Mid-Cap Core Fund	1,942,683	832,596	(143,280)	689,316
KAR Mid-Cap Growth Fund	537,393	419,137	(29,861)	389,276
KAR Small-Cap Core Fund	1,196,567	897,887	(48,654)	849,233
KAR Small-Cap Growth Fund	1,326,752	642,689	(312,734)	329,955
KAR Small-Cap Value Fund	417,129	333,998	(15,936)	318,062
KAR Small-Mid Cap Core Fund	1,701,958	511,769	(86,055)	425,714
KAR Small-Mid Cap Growth Fund	5,812	1,741	(272)	1,469
KAR Small-Mid Cap Value Fund	4,587	1,174	(261)	913
SGA Global Growth Fund	156,143	75,520	(6,538)	68,982
Tactical Allocation Fund	483,280	162,558	(22,460)	140,098
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Equity Income Fund	$—	$924
KAR Small-Mid Cap Growth Fund	250	204
KAR Small-Mid Cap Value Fund	44	269
Tactical Allocation Fund	23,059	—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
KAR Capital Growth Fund	$—	$47,392	$3,202	$ —	$ —
KAR Equity Income Fund	305	4,154	—	—	924
KAR Mid-Cap Core Fund	—	76,699	1,765	—	—
KAR Mid-Cap Growth Fund	—	210,697	3,275	—	—
KAR Small-Cap Core Fund	11,283	237,356	—	—	—
KAR Small-Cap Growth Fund	—	316,267	—	—	—
KAR Small-Cap Value Fund	4,270	25,195	—	—	—
KAR Small-Mid Cap Core Fund	—	—	425	14,708	—
KAR Small-Mid Cap Growth Fund	—	—	56	32	454
KAR Small-Mid Cap Value Fund	13	—	—	11	313
SGA Global Growth Fund	5,339	17,184	—	—	—
Tactical Allocation Fund	4,499	67,162	—	—	23,059
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2025 and 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
KAR Capital Growth Fund
9/30/25	$ —	$81,370	$81,370
9/30/24	—	33,000	33,000
KAR Equity Income Fund
9/30/25	5,260	2,880	8,140
9/30/24	3,300	—	3,300
KAR Mid-Cap Core Fund
9/30/24	24	53,136	53,160
KAR Small-Cap Core Fund
9/30/25	5,227	86,190	91,417
9/30/24	10,628	69,000	79,628
KAR Small-Cap Growth Fund
9/30/25	—	267,460	267,460
9/30/24	—	171,800	171,800
KAR Small-Cap Value Fund
9/30/25	6,031	30,630	36,661
9/30/24	4,800	18,510	23,310
KAR Small-Mid Cap Core Fund
9/30/25	6,165	3,265	9,430

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Ordinary Income	Long-Term Capital Gains	Total
KAR Small-Mid Cap Value Fund
9/30/25	$36	$—	$36
9/30/24	44	—	44
SGA Global Growth Fund
9/30/25	3,589	58,676	62,265
Tactical Allocation Fund
9/30/25	14,913	64,000	78,913
9/30/24	9,200	4,630	13,830
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
KAR Equity Income Fund
On June 20, 2025, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus KAR Global Quality Dividend Fund, (the “Acquired Fund”), a series of the Virtus Equity Trust, and the Virtus KAR Equity Income Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on September 12, 2025. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	1,386	1,099	$24,312
Class C Shares	21	20	359
Class I Shares	306	245	5,399
Class R6 Shares	163	132	2,877
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$32,947	$9,193	$137,162
The net assets of the Acquiring Fund immediately following the acquisition were $170,110.
Assuming the acquisition had been completed on October 1, 2024, the KAR Equity Income Fund’s pro-forma results of operations for the year ended September 30, 2025 would have been as follows:
Net investment income (loss)	$2,920 (a)
Net realized and unrealized gain (loss) on investments	11,843 (b)
Net increase (decrease) in net assets resulting from operations	$14,763
(a) $2,200, as reported in the Statement of Operations, plus $720 net investment loss from the Acquired Fund pre-merger.
(b) $9,711, as reported in the Statement of Operations, plus $2,132 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since September 12, 2025.
SGA Global Growth Fund
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Vontobel Global Opportunities Fund, (the “Acquired Fund”), a series of the Virtus Opportunities Trust, and the Virtus SGA Global Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	6,269	3,696	$102,096
Class C Shares	490	229	5,774
Class I Shares	5,328	3,136	87,854
Class R6 Shares	3,949	2,261	65,780
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$261,504	$108,574	$129,294
The net assets of the Acquiring Fund immediately following the acquisition were $390,798.
Assuming the acquisition had been completed on October 1, 2023, the SGA Global Growth Fund’s pro-forma results of operations for the year ended September 30, 2024 would have been as follows:
Net investment income (loss)	$(484)(a)
Net realized and unrealized gain (loss) on investments	77,558 (b)
Net increase (decrease) in net assets resulting from operations	$77,074
(a) $(386), as reported in the Statement of Operations, plus $(98) net investment loss from the Acquired Fund pre-merger.
(b) $38,904, as reported in the Statement of Operations, plus $38,654 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of each of KAR Small-Mid Cap Growth Fund and KAR Small-Mid Cap Value Fund will be eliminated as a share class and existing Class C shares of those Funds will be converted to Class A shares of each respective Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to each Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Global Growth Fund, and Virtus Tactical Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund, Virtus SGA Global Growth Fund, and Virtus Tactical Allocation Fund (constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
OTHER INFORMATION
September 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended September 30, 2025, the Funds incurred independent Trustee’s fees totaling $1,008 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
KAR Capital Growth Fund	0.00%	0.00%	$49,447
KAR Equity Income Fund	100.00	100.00	7,034
KAR Mid-Cap Core Fund	0.00	0.00	76,699
KAR Mid-Cap Growth Fund	0.00	0.00	217,585
KAR Small-Cap Core Fund	100.00	100.00	237,358
KAR Small-Cap Growth Fund	0.00	0.00	445,104
KAR Small-Cap Value Fund	100.00	100.00	30,333
KAR Small-Mid Cap Core Fund	100.00	100.00	1,308
KAR Small-Mid Cap Growth Fund	0.00	0.00	—
KAR Small-Mid Cap Value Fund	100.00	100.00	—
SGA Global Growth Fund	32.91	15.23	20,840
Tactical Allocation Fund	29.00	9.11	68,505

THIS PAGE INTENTIONALLY BLANK.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8015 11-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies..

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/2/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/1/2025

*	Print the name and title of each signing officer under his or her signature.